                                          LM Institutional Fund Advisors I, Inc.

                                                    Western Asset Core Portfolio
                                               Western Asset Core Plus Portfolio
                                            Western Asset Intermediate Portfolio
                                  Western Asset Inflation Indexed Bond Portfolio
                                   Western Asset Non-U.S. Fixed Income Portfolio

                                                                   Annual Report
                                                                  March 31, 2001

Market Commentary, March 2001

After several years of adversity, fixed-income markets generally enjoyed strong returns over the past 12 months. Interest rates moved down significantly, paced by outsized declines in short- and intermediate-term interest rates as the yield curve moved from inverted to positively sloped. Progressive economic weakness was the main driver of these developments, with central banks worldwide responding by easing monetary policy. Nominal rate declines exceeded declines in real interest rates as inflation expectations declined, particularly in the U.S. In addition to pervasive weakness, a moderation in energy prices contributed to improved sentiment. Treasuries generally outperformed, with Treasury Inflation Protected Securities (TIPS) registering substantial gains thanks to relatively strong headline inflation and a pronounced decline in real yields. Despite easier monetary conditions, rising concerns over credit quality caused most credit yields to lag the decline in Treasury yields, resulting in a substantial increase in credit spreads, particularly at the lower end of the quality spectrum. Mortgage-backed spreads also increased as prepayment risk rose. The dollar rose against most currencies, supported by tight U.S. monetary policy, a weak euro, and growing concerns over the health of the Japanese economy. Non-dollar bond markets performed well, but generally lagged their U.S. counterparts. Emerging market bonds also lagged as spreads rose.

Performance Information

The returns shown on the following pages are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a Portfolio's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Portfolios will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Portfolio's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The following graphs compare each Portfolio's total returns against that of the most closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for each Portfolio represents the total return after deducting all Portfolio investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

More specific information on the performance of each Portfolio, with the exception of the Inflation-Indexed Bond Portfolio, can be found on the following pages. Due to the limited operating history of the Inflation-Indexed Bond Portfolio, no comparative information is presented in this report.

Performance Information
Western Asset Core Portfolio

Portfolio Manager: Western Asset Management Investment Strategy Group

The impact of market conditions on the portfolio's performance was generally positive in the twelve months ended March 31, 2001, as most yields fell substantially. With a preponderance of strategies rewarded by market action, the Portfolio's total return of 14.37% (net of expenses) topped that of its benchmark, the Salomon Brothers Broad Market Index, which recorded a total return of 12.61%. The Portfolio's long duration posture benefited from declining interest rates, and yield curve strategies were rewarded as the curve steepened. Tactical shifts from a neutral to modest overweighting to the mortgage sector were rewarded as spreads narrowed. A moderate corporate overweighting detracted from performance as spreads generally widened, but this was largely offset by successful issue selection and an aggressive exposure to TIPS, which enjoyed very strong returns. Additionally, a reduction in corporate overweighting following the significant spread tightening in January helped lock in gains as spreads subsequently widened.


Average Annual Total Returns as of March 31, 2001
-----------------------------------------
                   WA Core     SBBI
-----------------------------------------
1 Year             14.37%     12.61%
-----------------------------------------
3 Years             7.20%      6.87%
-----------------------------------------
5 Years             7.89%      7.74%
-----------------------------------------
10 Years            8.79%      8.04%
-----------------------------------------



                  Western Asset Core Portfolio           Salomon Brothers
                  Institutional Class (net of expenses)  Broad Market Index/1/

Mar 31, 1991      $1,000,000                             1,000,000
                  $1,082,967                             1,017,971
                  $1,147,663                             1,075,926
                  $1,215,823                             1,129,921
                  $1,202,969                             1,116,758
                  $1,251,993                             1,162,154
                  $1,310,808                             1,212,280
                  $1,311,214                             1,215,673
Mar 31, 1993      $1,379,145                             1,266,333
                  $1,433,768                             1,301,355
                  $1,483,388                             1,335,664
                  $1,492,902                             1,336,188
                  $1,454,117                             1,298,719
                  $1,421,020                             1,286,085
                  $1,429,530                             1,293,012
                  $1,428,304                             1,298,138
Mar 31, 1995      $1,516,817                             1,363,880
                  $1,621,604                             1,447,446
                  $1,654,397                             1,474,825
                  $1,727,811                             1,538,699
                  $1,689,772                             1,511,816
                  $1,700,352                             1,519,227
                  $1,732,813                             1,547,632
                  $1,791,793                             1,594,393
Mar 31, 1997      $1,769,432                             1,586,101
                  $1,841,007                             1,643,287
                  $1,924,134                             1,697,902
                  $1,974,023                             1,747,925
                  $2,055,204                             1,776,134
                  $2,055,318                             1,817,290
                  $2,131,222                             1,892,605
                  $2,138,691                             1,900,324
Mar 31, 1999      $2,117,535                             1,891,605
                  $2,096,119                             1,873,994
                  $2,111,747                             1,887,528
                  $2,067,129                             1,884,292
                  $2,102,441                             1,925,903
                  $2,153,417                             1,958,688
                  $2,203,631                             2,018,410
                  $2,276,214                             2,102,693
Mar 31, 2001      $2,382,824                             2,167,730

/1/The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S.Treasury, government-sponsored, mortgage and corporate securities.

Performance Information
Western Asset Core Portfolio (continued)

Average Annual Total Returns as of March 31, 2001
------------------------------------------------
                          WA Core       SBBI
------------------------------------------------
1 Year                    13.96%       12.61%
------------------------------------------------
Since Inception
   (7/22/99)               9.29%        8.85%
------------------------------------------------


                 Western Asset Core Portfolio    Salomon Brothers
                 Financial Intermediary Class    Broad Market Index/1/
                 (net of expenses)

Jul 22, 1999     $1,000,000                      $1,000,000
Sept 30, 1999    $1,066,000                      $1,012,100
Dec 31, 1999     $1,061,986                      $1,010,379
Mar 31, 2000     $1,087,277                      $1,032,709
June 30, 2000    $1,110,590                      $1,050,234
Sept 30, 2000    $1,147,682                      $1,082,256
Dec 31, 2000     $1,200,580                      $1,127,732
Mar 31, 2001     $1,242,562                      $1,154,170


/1/The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S.Treasury, government-sponsored, mortgage and corporate securities.

Performance Information
Western Asset Core Plus Portfolio
Portfolio Manager: Western Asset Management Investment Strategy Group

The impact of market conditions on the portfolio's performance was generally positive in the twelve months ended March 31, 2001, as most yields fell substantially. With a preponderance of strategies rewarded by market action, the Portfolio's total return of 13.73% (net of expenses) topped that of its benchmark, Salomon Brothers Broad Market Index, which recorded a total return of 12.61%. The Portfolio's long duration posture benefited from declining interest rates, and yield curve strategies were rewarded as the curve steepened. Tactical shifts from a neutral to modest overweighting to the mortgage sector were rewarded as spreads narrowed. A moderate corporate overweighting and a modest exposure to high-yield and emerging market debt detracted from performance as spreads generally widened, but this was partially offset by successful issue selection and an aggressive exposure to TIPS, which enjoyed very strong returns. Additionally, a reduction in corporate overweighting following the significant spread tightening in January helped lock in gains as spreads subsequently widened. Non-dollar exposure detracted somewhat from performance as foreign markets generally lagged their domestic counterparts.

Average Annual Total Returns as of March 31, 2001
------------------------------------------------------
                    WA Core Plus          SBBI
------------------------------------------------------
1 Year                 13.73%            12.61%
------------------------------------------------------
Since Inception
   (7/8/98)             6.56%             6.59%
------------------------------------------------------



                  Western Asset                          Salomon Brothers
                  Core Plus Portfolio (net of expenses)  Broad Market Index/1/

Jul 8, 1998       1,000,000                              1,000,000
                  1,036,133                              1,041,400
                  1,036,133                              1,045,670
Mar 31, 1999      1,025,844                              1,040,860
                  1,014,321                              1,031,180
                  1,023,712                              1,038,604
                  1,024,241                              1,036,839
Mar 31, 2000      1,045,885                              1,059,753
                  1,064,843                              1,077,737
                  1,095,778                              1,110,597
                  1,146,131                              1,157,264
Mar 31, 2001      1,189,422                              1,190,340

/1/The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S.Treasury, government-sponsored, mortgage and corporate securities.

Performance Information
Western Asset Intermediate Portfolio
Portfolio Manager: Western Asset Management Investment Strategy Group


The impact of market conditions on the portfolio's performance was generally positive in the twelve months ended March 31, 2001, as most yields fell substantially. With a preponderance of strategies rewarded by market action, the Portfolio's total return of 12.79% (net of expenses) topped that of its benchmark, the Lehman Brothers Intermediate Government/Corporate Index, which recorded a total return of 12.16%. The Portfolio's longer than usual duration posture benefited from declining interest rates, and yield curve strategies were rewarded as the curve steepened. Tactical shifts from a neutral to modest overweighting to the mortgage sector were rewarded as spreads narrowed. A moderate corporate overweighting detracted from performance as spreads generally widened, but this was largely offset by successful issue selection and an aggressive exposure to TIPS which enjoyed very strong returns. Additionally, a reduction in corporate overweighting following the significant spread tightening in January helped lock in gains as spreads subsequently widened.

Average Annual Total Returns as of March 31, 2001
-----------------------------------------------------
                   WA Intm      LB Intm G/C
-----------------------------------------------------
1 Year             12.79%        12.16%
-----------------------------------------------------
3 Years             7.01%         6.85%
-----------------------------------------------------
5 Years             7.25%         6.99%
-----------------------------------------------------
Since Inception
   (7/1/94)         7.58%         7.35%
-----------------------------------------------------


                Western Asset                          Lehman Brothers
                Intermediate Portfolio                 Intermediate Gov't/Corp
                Institutional Class (net of expenses)  Bond Index/1/

Jul 1, 1994     $1,000,000                             $1,000,000
Mar 31, 1995    $1,046,383                             $1,050,500
Mar 31, 1996    $1,154,306                             $1,150,508
Mar 31, 1997    $1,217,044                             $1,205,387
Mar 31, 1998    $1,336,644                             $1,321,948
Mar 31, 1999    $1,416,949                             $1,408,667
Mar 31, 2000    $1,447,910                             $1,437,968
Mar 31, 2001    $1,637,906                             $1,612,869


/1/The Lehman Brothers Intermediate Gov't/Corp Bond Index is an unmanaged index that measures the performance of intermediate (1-10 year) government and corporate fixed-rate debt issues.

Performance Information
Western Asset Non-U.S. Fixed Income Portfolio
Portfolio Manager: Western Asset Management Investment Strategy Group


Non-dollar bonds performed well in the twelve months ended March 31, 2001 as bond yields declined globally. The Portfolio's total return of 6.31% (net of expenses) lagged that of its benchmark, the Salomon Smith Barney Non-US$ World Government Bond Index (Hedged) which recorded a total return of 10.74%. The portfolio's long duration posture benefited from declining interest rates. Investments in dollar-bloc bonds, core-European bonds and Swedish corporates added to returns as did investments in Greece which benefited from improving fundamentals and sharply declining interest rates ahead of entry into the European Monetary Union on January 1/st/ 2001. In Poland, rising interest rates at the beginning of the period and high hedging costs detracted from returns, although more recently falling inflation and interest rates have benefited performance. Exposure to the Euro and Canadian dollar were negative as the dollar continued to rise. On a hedged basis, Japanese bonds, in which the Portfolio was not invested due to the low level of yields, was the best performing global bond market undermining performance relative to the benchmark.

Average Annual Total Returns as of March 31, 2001
--------------------------------------------------
                    WA Non U.S.    SB World
--------------------------------------------------
1 Year                 6.31%        10.74%
--------------------------------------------------
Since Inception
  (7/15/98)            4.65%         7.45%
--------------------------------------------------


                  Western Asset                  Salomon Brothers
                  Non-U.S. Fixed Income          World Gov't
                  Portfolio (net of expenses)    ex-U.S. Index (Hedged)/1/

Jul 15, 1998      $1,000,000                     $1,000,000
                  $1,042,000                     $1,042,700
                  $1,065,363                     $1,048,435
Mar 31, 1999      $1,058,087                     $1,066,363
                  $1,046,982                     $1,059,538
                  $1,034,980                     $1,059,750
                  $1,046,349                     $1,072,149
Mar 31, 2000      $1,064,103                     $1,095,415
                  $1,050,338                     $1,114,431
                  $1,049,131                     $1,135,527
                  $1,111,654                     $1,181,470
Mar 31, 2001      $1,131,221                     $1,214,910

/1/The Salomon Brothers World Gov't ex-U.S. Index (Hedged) is an unmanaged index that measures the performance of debt issues traded in 14 world government bond markets.

Statement of Net Assets
Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                        % of                        Maturity
                                     Net Assets    Rate               Date                     Par        Value
                                     -----------------------------------------------------------------------------
Long-Term Securities                   108.2%

Corporate Bonds and Notes               15.8%
Aerospace/Defense                        0.2%
Lockheed Martin Corporation                        8.500%            12/1/29                $  1,490    $  1,684
                                                                                                        --------
Automotive                               0.1%
Ford Motor Company                                 7.400%            11/1/46                     730         699
                                                                                                        --------
Banking and Finance                      6.0%
Abbey National Capital Trust I                     8.963%           12/29/49                   1,350       1,477/G/
Dresdner Funding Trust I                           8.151%            6/30/31                   4,055       4,072/B/
Dryden Investor Trust                              7.157%            7/23/08                  15,638      15,687/B/
Ford Motor Credit Company                          5.750%            2/23/04                   1,735       1,735
Ford Motor Credit Company                          7.875%            6/15/10                      20          21/M/
Ford Motor Credit Company                          7.375%             2/1/11                   4,200       4,351/M/
General Motors Acceptance Corporation              6.241%            1/17/03                   3,000       3,001/C/
General Motors Acceptance Corporation              7.250%             3/2/11                   2,220       2,271
General Motors Acceptance Corporation              0.000%            6/15/15                  14,900       5,111/D/
J.P. Morgan & Co. Incorporated                     8.040%            2/15/12                   2,000       1,826/C/
Lehman Brothers Holdings Inc.                      5.621%             7/8/02                   6,000       6,009/C/
National Rural Utilities Cooperative Finance
 Corporation                                       9.000%             9/1/21                     500         525
SB Treasury Company LLC                            9.400%           12/29/49                   3,150       2,914/B,G/
Wells Fargo Bank NA                                6.450%             2/1/11                     690         697
                                                                                                        --------
                                                                                                          49,697
Cable                                    0.5%
Continental Cablevision, Inc.                      9.000%             9/1/08                   2,200       2,464
TCI Communications, Inc.                           6.375%             5/1/03                   1,430       1,451
                                                                                                        --------
                                                                                                           3,915
Consumer Products                        0.4%
Ralston Purina Group                               9.300%             5/1/21                   1,000       1,239
Unilever Capital Corporation                       7.125%            11/1/10                   1,730       1,836
                                                                                                        --------
                                                                                                           3,075
Electric                                 0.6%
Kansas Gas & Electric Company                      7.600%           12/15/03                     750         754
Kansas Gas & Electric Company                      6.200%            1/15/06                     750         701
Northern States Power Company                      6.875%             8/1/09                     250         251
Pacific Gas and Electric Company                   7.375%            11/1/05                     490         375/B/
System Energy Resources, Inc.                      7.430%            1/15/11                   2,587       2,647
                                                                                                        --------
                                                                                                           4,728
Environmental Services                   1.5%
Waste Management, Inc.                             6.875%            5/15/09                   7,000       6,877
Waste Management, Inc.                             7.125%           12/15/17                   6,000       5,514
Waste Management, Inc.                             7.000%            7/15/28                      45          40
                                                                                                        --------
                                                                                                          12,431

Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                        % of                        Maturity
                                     Net Assets    Rate               Date                     Par        Value
                                     -----------------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Food, Beverage and Tobacco               1.6%
Nabisco Incorporated                               6.375%             2/1/05                $  4,250    $  4,259/M/
R.J. Reynolds Tobacco Holdings, Inc.               7.750%            5/15/06                   4,810       4,728
R.J. Reynolds Tobacco Holdings, Inc.               7.875%            5/15/09                   3,240       3,080
The Pepsi Bottling Group, Inc.                     7.000%             3/1/29                     900         915
                                                                                                        --------
                                                                                                          12,982
Gas and Pipeline Utilities               0.2%
CMS Panhandle Holding Company                      6.125%            3/15/04                   1,700       1,671/B/
                                                                                                        --------

Industrial                               0.4%
Scotia Pacific Company LLC                         7.710%            1/20/14                   1,340         983
UBS Preferred Funding Trust I                      8.622%           10/29/49                   1,850       2,049/G/
                                                                                                        --------
                                                                                                           3,032
Insurance (Multi-Line)                   0.9%
Loews Corporation                                  7.625%             6/1/23                   5,459       4,954/M/
Loews Corporation                                  7.000%           10/15/23                   3,000       2,535
                                                                                                        --------
                                                                                                           7,489
Insurance (Property/Casualty)            0.2%
Ace Capital Trust II                               9.700%             4/1/30                   1,400       1,562
                                                                                                        --------

Media                                    1.5%
News America Incorporated                          7.625%           11/30/28                   2,300       2,142
News America Incorporated                          6.750%             1/9/38                   6,400       6,146
Time Warner Inc.                                   6.850%            1/15/26                   2,000       2,032
Time Warner Inc.                                   6.950%            1/15/28                   2,500       2,341
                                                                                                        --------
                                                                                                          12,661
Office Equipment and Supplies           N.M.
Xerox Corporation                                  5.250%           12/15/03                     450         319/M/
                                                                                                        --------

Oil and Gas                              0.4%
Texaco Capital Inc.                                5.500%            1/15/09                   1,000         973
Texaco Capital Inc.                                8.000%             8/1/32                   2,000       2,315
                                                                                                        --------
                                                                                                           3,288
Pharmaceuticals                          0.7%
Merck & Co., Inc.                                  6.750%            9/19/05                   1,000       1,048
Merck & Co., Inc.                                  6.400%             3/1/28                   1,000         982
Merck & Co., Inc.                                  5.950%            12/1/28                   4,400       4,058
                                                                                                        --------
                                                                                                           6,088
Real Estate                             N.M.
Socgen Real Estate Co. LLC                         7.640%           12/29/49                     500         493/B,G/
                                                                                                        --------

Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                        % of                        Maturity
                                     Net Assets    Rate               Date                     Par        Value
                                     -----------------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Telecommunications                       0.4%
Cox Communications, Inc.                           7.875%            8/15/09                $    640    $    683
GTE Hawaiian Telephone Company, Inc.               7.375%             9/1/06                     700         745
WorldCom, Inc.                                     8.250%            5/15/10                   2,010       2,102/M/
                                                                                                        --------
                                                                                                           3,530
Transportation                           0.2%
Consolidated Rail Corporation                      7.875%            5/15/43                     520         505
Union Pacific Corporation                          6.625%             2/1/29                   1,240       1,133
                                                                                                        --------
                                                                                                           1,638

Total Corporate Bonds and Notes
   (Identified Cost $130,395)                                                                            130,982
------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                 12.5%
Fixed-Rate Securities                    8.5%
Advanta Mortgage Loan Trust                        7.590%            6/25/14                     600         634
Americredit Automobile Receivables Trust           6.970%            1/12/04                   6,600       6,699
AmSouth Auto Trust 2000-1                          6.700%            2/17/03                   6,600       6,682
ANRC Auto Owner Trust                              6.540%           11/15/02                     181         182
BMW Vehicle Lease Trust                            6.650%            2/25/03                   6,900       6,972
Chevy Chase 1997 - A                               7.650%           12/20/07                   1,889       1,897
Chevy Chase Spread Account Trust                   6.850%           10/20/06                   4,083       3,726
Conseco Finance Home Loan Trust                    7.570%            5/15/22                   2,700       2,818
Conseco Finance Securitizations Corp.              7.960%             2/1/32                   4,700       4,904
Conseco Finance Securitizations Corp.              7.730%             5/1/32                   2,000       2,083
Conseco Finance Securitizations Corp.              6.990%             7/1/32                   7,650       7,650
Discover Card Master Trust I                       6.350%            7/15/08                  14,000      14,471
FMAC Loan Receivables Trust                        7.350%            4/15/19                     148         150/B/
Green Tree Home Improvement Loan Trust             7.450%            9/15/28                   1,700       1,624
Green Tree Recreational, Equipment and Consumer
 Trust 1998-A                                      6.710%            5/15/29                   1,943       1,980
Homeq Asset Backed
 Certificates 2001-I AH1                           5.270%            3/15/13                   7,700       7,702
Onyx Acceptance Auto Trust                         6.180%            4/15/02                      13          13
                                                                                                        --------
                                                                                                          70,187
Indexed Securities/C/                    4.0%
Alpine Partners,  L.P.                             6.930%            10/8/09                  11,300      11,300/B/
Associates Manufactured Housing                    5.394%            7/15/30                  12,376      12,376
Bayview Financial Acquisition Trust                5.440%           11/25/30                   7,100       7,101
Bear Stearns Asset Backed Securities               5.680%           12/25/30                   1,233       1,234
CDC Depositor Trust ST I                           5.594%            1/15/03                     765         765/B/
SLM Student Loan Trust 1998-2                      6.708%            4/25/07                     650         650
                                                                                                        --------
                                                                                                          33,426
Total Asset-backed Securities
   (Identified Cost $102,665)                                                                            103,613
------------------------------------------------------------------------------------------------------------------

Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                        % of                        Maturity
                                     Net Assets    Rate               Date                     Par        Value
                                     -----------------------------------------------------------------------------
Mortgage-backed Securities               7.2%
Fixed-Rate Securities                    5.2%
Asset Securitization Corporation                   6.920%            2/14/29                $  5,773    $  5,973
CAPCO America Securitization
 Corporation                                       6.260%            9/15/08                   3,000       3,014
Centex Home Equity Loan Trust                      7.030%           11/25/15                   6,598       6,632
Criimi Mae Commercial
 Mortgage Trust                                    7.000%             3/2/11                   7,838       7,642/B/
LB-UBS Commercial Mortgage
 Trust                                             7.950%            1/15/10                   8,400       9,228
Merrill Lynch Mortgage
 Investors, Inc.                                   6.960%           11/21/28                   1,358       1,411
Nomura Asset Securities
 Corporation                                       7.070%            4/13/36                   4,183       4,340
Nomura Asset Securities
 Corporation                                       7.120%            4/13/36                   4,500       4,718
                                                                                                        --------
                                                                                                          42,958
Indexed Securities/C/                    1.7%
Bayview Financial Mortgage
 Loan Trust 2000-C                                 5.440%            7/25/30                   5,807       5,805/B/
J.P. Morgan Commercial
 Mortgage Finance Corporation                      5.444%            4/15/10                   2,325       2,325/B/
Medallion Trust                                    5.140%           12/18/31                   6,276       6,275
Prudential Securities
 Financing Corp.                                   5.673%            4/25/26                      33          33
                                                                                                        --------
                                                                                                          14,438
Stripped Securities/H/                   0.2%
FFCA Secured Lending
 Corporation                                       1.782%           11/18/11                  15,413       1,239/B,1/
Structured Mortgage Asset
 Residential Trust                                 0.148%            1/25/23                   5,349           3/1/
Structured Mortgage Asset
 Residential Trust                             2,500.000%            8/25/22                    N.M.        N.M./1/
                                                                                                        --------
                                                                                                           1,242
Variable-Rate Securities/K/              0.1%
Resolution Trust Corporation                       8.390%           10/25/28                      62          63
Resolution Trust Corporation                       8.506%            9/25/29                     728         725
Resolution Trust Corporation                      10.318%            8/25/21                      73          73
                                                                                                        --------
                                                                                                             861
Total Mortgage-backed Securities
   (Identified Cost $56,717)                                                                              59,499
------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency
 Obligations                            21.8%
Fixed-Rate Securities                   12.8%
Fannie Mae                                         7.125%            2/15/05                   1,100       1,178
Fannie Mae                                         5.500%            2/15/06                   2,200       2,226
Fannie Mae                                         6.625%            9/15/09                   2,100       2,233
Federal Home Loan Bank                             5.375%             1/5/04                   7,430       7,532
Federal Home Loan Bank                             5.545%           11/25/08                   1,250       1,246
Freddie Mac                                        6.625%            9/15/09                     494         525
Freddie Mac                                        5.875%            3/21/11                     506         500
Tennessee Valley Authority                         5.375%           11/13/08                   3,020       2,968
Tennessee Valley Authority                         6.750%            11/1/25                   3,460       3,618
Tennessee Valley Authority                         7.125%             5/1/30                   6,030       6,663

Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                        % of                        Maturity
                                     Net Assets    Rate               Date                     Par        Value
                                     -----------------------------------------------------------------------------
U.S. Government and Agency
   Obligations (continued)
Fixed-Rate Securities (continued)
United States Treasury Bonds                      11.125%            8/15/03                $    530    $    609
United States Treasury Bonds                       5.750%            8/15/10                     750         791
United States Treasury Bonds                       6.250%            8/15/23                   9,000       9,709/M/
United States Treasury Bonds                       5.250%           11/15/28                  41,100      38,955/M/
United States Treasury Bonds                       6.125%            8/15/29                   6,630       7,120/M/
United States Treasury Bonds                       6.250%            5/15/30                  11,320      12,436/M/
United States Treasury Bonds                       5.375%            2/15/31                   4,450       4,393/M/
United States Treasury Notes                       5.750%            8/15/03                     250         258
United States Treasury Notes                       5.000%            2/15/11                   2,630       2,644/M/
United States Treasury Notes                       6.500%            2/15/10                     640         707
                                                                                                        --------
                                                                                                         106,311
Indexed Securities                       7.2%
United States Treasury
 Inflation-Indexed Security                        3.625%            4/15/28                  49,820      50,785/F,M/
United States Treasury
 Inflation-Indexed Security                        3.875%            4/15/29                   8,052       8,593/F/
                                                                                                        --------
                                                                                                          59,378
Stripped Securities/H/                   1.8%
United States Treasury Bonds                       0.000%            5/15/17                   2,450         971/2/
United States Treasury Bonds                       0.000%            2/15/19                   2,830       1,010/2/
United States Treasury Bonds                       0.000%           11/15/24                  38,460       9,819/2/
United States Treasury Bonds                       0.000%           11/15/27                  14,980       3,278/2,M/
                                                                                                        --------
                                                                                                          15,078
Total U.S. Government and Agency Obligations
   (Identified Cost $177,097)                                                                            180,767
------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-
   backed Securities                    43.4%
Fixed-Rate Securities                   43.2%
Fannie Mae                                         7.000%       9/1/07 to 5/1/29              18,942      19,280
Fannie Mae                                         7.500%       6/1/25 to 7/1/29              17,622      18,033
Fannie Mae                                         6.000%       1/1/26 to 6/1/29              27,312      26,683
Fannie Mae                                         6.500%       7/1/28 to 8/1/29              59,852      59,688
Fannie Mae                                         8.000%             5/1/15                     357         370
Fannie Mae                                         7.500%             4/1/31                  64,400      65,809/E/
Fannie Mae                                         6.000%             5/1/31                  39,090      38,064/E/
Federal Housing Authority USGI #68                 7.430%             3/1/21                     216         214
Freddie Mac                                        9.250%             6/1/02                      31          32
Freddie Mac                                        6.750%             5/1/04                      62          62
Freddie Mac                                        7.500%             4/1/06                      37          38
Freddie Mac                                        5.500%      12/1/13 to 2/1/14               3,207       3,145
Freddie Mac                                        9.300%            4/15/19                     856         905
Freddie Mac                                        7.000%       4/1/24 to 5/1/29               7,714       7,832
Freddie Mac                                        6.000%       2/1/29 to 5/1/29               1,706       1,666

Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                        % of                        Maturity
                                     Net Assets    Rate               Date                     Par        Value
                                     -----------------------------------------------------------------------------
U.S. Government and Agency
   Obligations (continued)
Fixed-Rate Securities (continued)
Freddie Mac                                        9.750%             7/1/08                $    154    $    162
Freddie Mac                                        6.000%             4/1/31                     550         537/E/
Freddie Mac                                        8.000%             4/1/31                   2,000       2,064/E/
Government National Mortgage Association           9.500%            3/15/03                      39          40
Government National Mortgage Association          10.250%            6/15/03                       4           4
Government National Mortgage Association          10.000%           11/15/09                       4           4
Government National Mortgage Association           8.000%     10/15/16 to 7/15/17              1,760       1,842
Government National Mortgage Association           7.500%     10/15/22 to 9/15/29              8,450       8,670
Government National Mortgage Association           7.000%      6/15/23 to 12/15/28             6,450       6,562
Government National Mortgage Association           6.500%     10/15/23 to 9/15/28              4,976       4,993
Government National Mortgage Association           6.000%     11/15/28 to 12/15/28             1,741       1,711
Government National Mortgage Association           6.500%            4/15/31                  64,770      64,750/E/
Government National Mortgage Association           7.000%            4/15/31                   6,400       6,500/E/
Government National Mortgage Association           7.500%            4/15/31                  18,200      18,655/E/
                                                                                                        --------
                                                                                                         358,315
Stripped Securities/H/                   0.2%
Fannie Mae                                         9.500%             2/1/17                     102          22/1/
Fannie Mae                                         0.000%      2/25/20 to 5/25/22                977         963/2/
Financing Corporation                              0.000%             4/5/19                   1,150         371/2/
Freddie Mac                                       10.000%             3/1/21                     876         176/1/
Freddie Mac                                        0.000%            7/15/22                     143         118/2/
                                                                                                        --------
                                                                                                           1,650
Total U.S. Government Agency
   Mortgage-backed Securities
   (Identified Cost $358,121)                                                                            359,965
------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                          6.7%
Banking and Finance                      1.7%
Bayerische Hypotheken-und
 Vereinsbank AG                                    8.741%            6/30/31                     920         928/B/
CVRD Finance LTD.                                  6.329%           10/15/07                   3,300       3,304/C/
Pemex Finance LTD.                                 9.030%            2/15/11                   2,260       2,446
Petrozuata Finance, Inc.                           8.220%             4/1/17                   6,390       5,256/B/
Royal Bank of Scotland Group plc                   8.817%            3/31/49                     870         942
SBC Glacier Finance LTD.                           5.220%            9/10/02                     658         655/C/
                                                                                                        --------
                                                                                                          13,531
Electric                                 1.0%
Hydro-Quebec                                       8.050%             7/7/24                   4,895       5,654
Korea Electric Power
 Corporation                                       7.750%             4/1/13                   2,610       2,645
                                                                                                        --------
                                                                                                           8,299

Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                        % of                        Maturity
                                     Net Assets    Rate               Date                     Par        Value
                                     -----------------------------------------------------------------------------
Yankee Bonds (continued)
Foreign Governments                      2.4%
Argentine Republic                                 0.000%           10/15/03                $  3,170    $  2,354/D/
Argentine Republic                                 0.000%           10/15/04                   2,230       1,416/D/
Quebec Province                                    7.500%            9/15/29                   1,165       1,276
Republic of Poland                                 6.000%           10/27/14                   7,310       7,140/G/
United Mexican States                              8.375%            1/14/11                     860         847
United Mexican States                             11.500%            5/15/26                   5,790       6,933
                                                                                                        --------
                                                                                                          19,966
Oil and Gas                              0.5%
YPF Sociedad Anonima                               7.500%           10/26/02                   1,041       1,045
YPF Sociedad Anonima                               7.750%            8/27/07                   3,250       3,175
                                                                                                        --------
                                                                                                           4,220
Telecommunications                       1.1%
British Telecommunications plc                     6.079%           12/15/03                   2,000       2,001/C/
British Telecommunications plc                     8.125%           12/15/10                   1,755       1,819
British Telecommunications plc                     8.625%           12/15/30                   1,340       1,369
France Telecom S.A.                                7.750%             3/1/11                   1,500       1,506/B/
France Telecom S.A.                                8.500%             3/1/31                   2,500       2,497/B/
                                                                                                        --------
                                                                                                           9,192
Total Yankee Bonds
   (Identified Cost $53,698)                                                                              55,208
------------------------------------------------------------------------------------------------------------------
Preferred Stocks                         0.8%
Home Ownership Funding
 Corporation                                      13.331%                                      6 shs       4,201/B,G/
Home Ownership Funding
 Corporation II                                   13.338%                                      3 shs       2,412/B,G/
                                                                                                        --------

Total Preferred Stocks
   (Identified Cost $7,951)                                                                                6,613
                                                                                                        --------
Total Long-Term Securities
   (Identified Cost $886,644)                                                                            896,647
------------------------------------------------------------------------------------------------------------------
Short-Term Securities                   13.9%
Corporate Bonds and Notes                1.8%
Diageo plc                                        8.625%             8/15/01                $    150         152
Enron Corp.                                       5.510%             9/10/01                   2,000       2,002/B,C/
General Motors Corporation                        9.125%             7/15/01                     890         899
Heller Financial, Inc.                            5.220%             3/13/02                   2,000       2,027/C/
Key Bank, N. A.                                   5.073%             3/18/02                   5,000       5,007/C/

Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                        % of                        Maturity
                                     Net Assets    Rate               Date                     Par        Value
                                     -----------------------------------------------------------------------------
Short-term Securities (continued)
Corporate Bonds and Notes (continued)
Philip Morris Companies, Inc.                     8.750%              6/1/01                $    100    $    100
TRW Inc.                                          5.286%             3/25/02                   5,000       5,000/C/
                                                                                                        --------
                                                                                                          15,187
Asset-backed Securities                  0.8%
Household Automotive Trust                        6.792%             9/17/01                   1,777       1,782
World Omni Automobile Lease
 Securitization                                   5.414%             2/15/02                   4,661       4,661/C/
                                                                                                        --------
                                                                                                           6,443
U.S. Government and Agency
 Obligations                             1.7%
Fannie Mae                                        0.000%              8/9/01                   4,900       4,814/D,L/
United States Treasury Notes                      6.375%             9/30/01                   8,100       8,177/M/
United States Treasury Notes                      6.500%             3/31/02                     575         588
                                                                                                        --------
                                                                                                          13,579
U.S. Government Agency
 Mortgage-backed Securities             N.M.
Freddie Mac                                       8.250%              8/1/01                       5           5
                                                                                                        --------

Yankee Bonds/A/                          0.3%
Argentine Republic                                0.000%            10/15/01                   2,930       2,798/D,M/
                                                                                                        --------

Repurchase Agreements                    9.3%
Merrill Lynch Government Securities, Inc.
   5.50%, dated 03/30/01, to be repurchased at $76,768 on
   04/02/01 (Collateral: $50,000 Federal Farm Credit
   Bank Notes, 5.75% due 01/18/11, value $50,895;
   $27,785 Federal Home Loan Credit Bank Notes,
   5.75% due 01/18/11, value $28,283)                                                         76,733      76,733
                                                                                                        --------

Options Purchased/I/                    N.M.
OTC Commercial Mortgage-backed Securities
   ERISA Eligible Index Call, June 2001, Strike price $100                                     1,850/J/      151
                                                                                                        --------

Total Short-Term Securities
   (Identified Cost $114,571)                                                                            114,896
------------------------------------------------------------------------------------------------------------------

Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                        % of
                                     Net Assets                                                           Value
                                     -----------------------------------------------------------------------------
Total Investments
   (Identified Cost $1,001,215)        122.1%                                                         $1,011,543
Other Assets Less Liabilities          (22.1)%                                                          (183,201)
                                                                                                      ----------

Net Assets Consisting of:
Accumulated paid-in capital applicable to:
   74,524 Institutional Class shares outstanding                                            $822,329
      170 Financial Intermediary Class shares outstanding                                      1,804
Accumulated net realized gain/(loss) on investments, options, futures and swaps               (6,321)
Unrealized appreciation/(depreciation) of investments, options, futures and swaps             10,530
                                                                                            --------

Net Assets                             100.0%                                                           $828,342
                                                                                                        ========
Net Asset Value Per Share
   Institutional Class                                                                                    $11.09
                                                                                                        ========
   Financial Intermediary Class                                                                           $11.10
                                                                                                        ========
                                                                            Actual      Appreciation/
                                                         Expiration        Contracts   (Depreciation)
                                                       ------------------------------------------------
Futures Contracts Purchased/I/
Fannie Mae Agency Bond Futures                           June 2001            890        $    (19)
U.S. Treasury Bond Futures                               June 2001            310            (266)
                                                                                         --------
                                                                                         $   (285)

Futures Contracts Written/I/
U.S. Treasury Note Futures                               June 2001            387        $     42
U.S. Treasury Note Futures                               June 2001          1,462            (393)
                                                                                         --------
                                                                                         $   (351)

Options Written/I/
OTC Commercial Mortgage-backed Securities
  ERISA Eligible Index Put, Strike Price $100.00         June 2001          1,850        $     19
U.S. Treasury Bond Futures Call, Strike Price $106.00     May 2001            177              17
U.S. Treasury Bond Futures Call, Strike Price $112.00     May 2001             60               9
U.S. Treasury Note Futures Call, Strike Price $106.00     May 2001             48             (27)
U.S. Treasury Note Futures Call, Strike Price $107.00     May 2001            531             (49)
U.S. Treasury Note Futures Call, Strike Price $109.00     May 2001            368              47
U.S. Treasury Note Futures Call, Strike Price $106.00     May 2001            350             (45)
U.S. Treasury Note Futures Call, Strike Price $110.00     May 2001             96              35
U.S. Treasury Note Futures Put, Strike Price $105.00    April 2001            311              22

Western Asset Core Portfolio

March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                                            Actual      Appreciation/
                                                         Expiration        Contracts   (Depreciation)
                                                       ------------------------------------------------
U.S. Treasury Note Futures Put, Strike Price $103.00      May 2001            401        $    357
U.S. Treasury Note Futures Put, Strike Price $104.00      May 2001            648              60
                                                                                         --------
                                                                                         $    445
------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond -- A dollar-denominated bond issued in the U.S. by a foreign entity.
/B/ Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.8% of net assets.
/C/ Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index
     (CPI), or the One Year Treasury Constant Maturity Rate.
/D/ Zero-coupon Bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ When-issued Security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/F/ U.S. Treasury Inflation-indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/G/ Stepped-coupon security -- A security with a predetermined schedule of interest or dividend rate change.
/H/ Stripped Security -- Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/I/ Options and Futures are described in more detail in the notes to financial statements.
/J/  Represents actual number of contracts.
/K/ The coupon rates shown on variable-rate securities are the rates at March 31, 2001. These rates vary with the weighted average coupon of the underlying loans.
/L/  Collateral to cover futures contracts written.
/M/ All or a portion of these securities is on Loan. See Note 5 to Financial Statements.
N.M. Not meaningful

See Notes to Financial Statements

Statement of Net Assets
Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Long-Term Securities                               106.2%

Corporate Bonds and Notes                           17.5%
Aerospace/Defense                                    0.5%
Lockheed Martin Corporation                                  8.500%    12/1/29  $   740        $     837
The Boeing Company                                           6.625%    2/15/38    1,510            1,462
                                                                                               ---------
                                                                                                   2,299
Auto Parts & Equipment                               0.4%
American Axle & Manufacturing Holdings, Inc.                 9.750%     3/1/09      115              112
Lear Corporation                                             7.960%    5/15/05      210              212
Visteon Corporation                                          8.250%     8/1/10    1,380            1,445
                                                                                               ---------
                                                                                                   1,769
Automotive                                           0.4%
DaimlerChrylser NA Holdings Corporation                      7.750%    1/18/11    1,900            1,954
                                                                                               ---------

Banking and Finance                                  5.3%
Associates Corporation of North America                      5.660%     5/8/03      600              601/C/
Bank of America Corporation                                  7.800%    2/15/10    1,080            1,161
Bank of America Corporation                                  7.400%    1/15/11      920              968
Bank One Capital III                                         8.750%     9/1/30    1,400            1,475
Dresdner Funding Trust I                                     8.151%    6/30/31      305              306/B/
Dryden Investor Trust                                        7.157%    7/23/08    1,811            1,816/B/
Ford Motor Credit Company                                    5.750%    2/23/04      480              480
Ford Motor Credit Company                                    7.875%    6/15/10    1,500            1,607
General Motors Acceptance Corporation                        7.250%     3/2/11    1,130            1,156
General Motors Acceptance Corporation                        0.000%    12/1/12    2,090              876/D/
Heller Financial, Inc.                                       7.375%    11/1/09    1,000            1,040
Household Finance Corporation                                8.000%     5/9/05      750              806
Household Finance Corporation                                7.200%    7/15/06      550              577
IBJ Preferred Capital Corp. LLC                              8.790%   12/29/49    1,500            1,229/B,G/
J.P. Morgan Capital Trust                                    7.950%     2/1/27       20               20
Lehman Brothers Holdings Inc.                                6.250%     4/1/03      200              202
Lehman Brothers Holdings Inc.                                7.000%    5/15/03      320              330
Lehman Brothers Holdings Inc.                                6.125%    7/15/03      480              484
Lehman Brothers Holdings Inc.                                5.426%    10/2/03    2,000            2,000/C/
Mellon Capital II                                            7.995%    1/15/27      100              102
Orion Power Holdings, Inc.                                  12.000%     5/1/10      250              275/B/
SB Treasury Company LLC                                      9.400%   12/29/49      360              333/B,G/
The Goldman Sachs Group, Inc.                                7.800%    1/28/10    2,000            2,144
Tokai Preferred Capital Company  LLC                         9.980%   12/29/49    1,000              880/B,G/
Wells Fargo Bank NA, San Francisco                           6.450%     2/1/11      350              354
Zurich Capital Trust I                                       8.376%     6/1/37    2,150            2,142/B/
                                                                                               ---------
                                                                                                  23,364

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Building Materials                                   0.2%
American Standard Cos., Inc.                                 7.375%    4/15/05  $   175        $     174
American Standard Cos., Inc.                                 8.250%     6/1/09       28               28
American Standard Cos., Inc.                                 7.625%    2/15/10       19               19
Nortek, Inc.                                                 9.250%    3/15/07      123              122
Nortek, Inc.                                                 8.875%     8/1/08      447              431
                                                                                               ---------
                                                                                                     774
Cable                                                1.1%
Adelphia Communications Corporation                         10.875%    10/1/10      169              178
Cablevision Systems Corporation                              8.125%    8/15/09      170              172
Century Communications Corp.                                 8.875%    1/15/07       31               29
Charter Communications Inc.                                  8.625%     4/1/09      585              563
Charter Communications Holdings, LLC                        10.750%    10/1/09      210              224/B/
Comcast Cable Communications                                 6.750%    1/30/11      680              682
Continental Cablevision, Inc.                                9.000%     9/1/08    1,060            1,187
CSC Holdings Inc.                                            8.125%    7/15/09      228              232
CSC Holdings Inc.                                            7.625%     4/1/11      450              441/B/
Mediacom LLC                                                 9.500%    1/15/13      221              217/B/
TCI Communications, Inc.                                     6.375%     5/1/03       80               81
TCI Communications, Inc.                                     7.875%    2/15/26      280              282
Tele-Communications, Inc.                                    7.125%    2/15/28      680              628
                                                                                               ---------
                                                                                                   4,916
Chemicals                                            0.4%
E. I. du Pont de Nemours and Company                         6.500%    1/15/28       50               48
Georgia Gulf Corporation                                    10.375%    11/1/07      275              286
Hercules Incorporated                                       11.125%   11/15/07       65               66/B/
Huntsman Corporation                                         9.500%     7/1/07      342              267/B/
Huntsman ICI Holdings LLC                                    0.000%   12/31/09      134               41/D/
Lyondell Chemical Company                                    9.625%     5/1/07      288              296
Lyondell Chemical Company                                    9.875%     5/1/07       30               31
Rohm and Haas Company                                        7.850%    7/15/29      590              622
                                                                                               ---------
                                                                                                   1,657
Computer Services and Systems                        0.2%
Electronic Data Systems Corporation                          7.450%   10/15/29      900              948
                                                                                               ---------

Construction and Machinery                           0.1%
Terex Corporation                                            8.875%     4/1/08      113              107
Terex Corporation                                           10.375%     4/1/11      460              467/B/
                                                                                               ---------
                                                                                                     574
Consumer Products                                    0.2%
Unilever Capital Corporation                                 7.125%    11/1/10      840              891
                                                                                               ---------

Diversified Services                                N.M.
Kansas City Southern Industries Inc.                         9.500%    10/1/08      200              207/B/
                                                                                               ---------

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Electric                                             1.2%
Calpine Corporation                                          7.750%    4/15/09 $     38        $      37
CMS Energy Corporation                                       9.875%   10/15/07       56               59
CMS Energy Corporation                                       7.500%    1/15/09      212              200
CMS Energy Corporation                                       8.500%    4/15/11      360              352
Niagara Mohawk Power Corporation                             7.750%    10/1/08      500              522
NorthWestern Corporation                                     5.630%    9/23/02    2,470            2,467/B,C/
Pacific Gas and Electric Company                             7.375%    11/1/05      240              184/B/
Pacific Gas and Electric Company                             7.250%     8/1/26    1,000              830
System Energy Resources, Inc.                                7.430%    1/15/11      114              117
The AES Corporation                                         10.250%    7/15/06      404              421
The AES Corporation                                          9.500%     6/1/09      108              114
The AES Corporation                                          9.375%    9/15/10      121              127
                                                                                               ---------
                                                                                                   5,430
Electrical Equipment                                N.M.
Amkor Technology, Inc.                                       9.250%    2/15/08       90               86/B/
                                                                                               ---------

Energy                                               0.1%
Ocean Energy, Inc.                                           8.875%    7/15/07      200              213
Ocean Energy, Inc.                                           8.375%     7/1/08      120              127
P&L Coal Holdings Corporation                                9.625%    5/15/08      180              189
                                                                                               ---------
                                                                                                     529
Entertainment                                        0.1%
Alliance Atlantis Communications Inc.                       13.000%   12/15/09       71               76/B/
Six Flags, Inc.                                              9.500%     2/1/09      125              128/B/
The Walt Disney Company                                      5.620%    12/1/08      100               95
                                                                                               ---------
                                                                                                     299
Environmental Services                               0.6%
Allied Waste North America Incorporated                      8.875%     4/1/08      477              489/B/
Safety-Kleen Corp.                                           9.250%    5/15/09       86                1/L/
Waste Management, Inc.                                       7.375%     8/1/10    1,790            1,802
Waste Management, Inc.                                       7.125%   12/15/17      500              459
                                                                                               ---------
                                                                                                   2,751
Food, Beverage and Tobacco                           1.4%
Bestfoods                                                    5.600%   10/15/97      900              652
Constellation Brands, Inc.                                   8.000%    2/15/08      249              256/B/
Nabisco, Inc.                                                7.550%    6/15/15    3,260            3,365
R.J. Reynolds Tobacco Holdings, Inc.                         7.750%    5/15/06    1,080            1,061
R.J. Reynolds Tobacco Holdings, Inc.                         7.875%    5/15/09      730              694
                                                                                               ---------
                                                                                                   6,028
Gaming                                               0.3%
Anchor Gaming                                                9.875%   10/15/08      200              211
Harrahs Operating Company, Inc.                              7.875%   12/15/05      207              207
Horseshoe Gaming Holding Corp.                               8.625%    5/15/09       90               89

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Gaming (continued)
International Game Technology                                8.375%    5/15/09  $    60     $         61
MGM Mirage Inc.                                              9.750%     6/1/07       89               95
Mohegan Tribal Gaming Authority                              8.750%     1/1/09      120              123
Park Place Entertainment Corporation                         9.375%    2/15/07      294              304
Station Casinos, Inc.                                       10.125%    3/15/06       93               96
Station Casinos, Inc.                                        9.875%     7/1/10       74               77
                                                                                               ---------
                                                                                                   1,263
Gas and Pipeline Utilities                           0.1%
CMS Panhandle Holding Company                                7.000%    7/15/29      300              256
                                                                                               ---------

Health Care                                          0.2%
AdvancePCS                                                   8.500%     4/1/08      140              143/B/
HCA-The Healthcare Company                                   8.750%     9/1/10      250              267
Manor Care, Inc.                                             8.000%     3/1/08      170              173/B/
Omnicare Inc.                                                8.125%    3/15/11      190              192/B/
Tenet Healthcare Corporation                                 8.625%    1/15/07       51               53
Tenet Healthcare Corporation                                 8.125%    12/1/08      250              258
                                                                                               ---------
                                                                                                   1,086
Homebuilding                                         0.1%
KB HOME                                                      9.500%    2/15/11      343              339
The Ryland Group, Inc.                                       9.750%     9/1/10       27               28
Toll Corp.                                                   8.250%     2/1/11      176              174
WCI Communities Inc.                                        10.625%    2/15/11      128              133/B/
                                                                                               ---------
                                                                                                     674
Industrial                                           0.4%
Scotia Pacific Company LLC                                   7.710%    1/20/14       20               15
UBS Preferred Funding Trust I                                8.622%   10/29/49    1,510            1,672/G/
                                                                                               ---------
                                                                                                   1,687
Insurance (Life/Health)                              0.2%
Conseco, Inc.                                                8.750%     2/9/04    1,081              949
                                                                                               ---------

Insurance (Multi-Line)                               0.3%
Loews Corporation                                            7.625%     6/1/23    1,500            1,361
Loews Corporation                                            7.000%   10/15/23      150              127
                                                                                               ---------
                                                                                                   1,488
Insurance (Property/Casualty)                        0.2%
Ace Capital Trust II                                         9.700%     4/1/30      360              402
PRIME Capital Hurricane Ltd.                                12.964%     1/7/04      270              284/B/
                                                                                               ---------
                                                                                                     686
Lodging/Hotels                                       0.1%
HMH Properties, Inc.                                         8.450%    12/1/08      268              263
                                                                                               ---------

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Media                                                0.5%
AMFM Inc.                                                    8.125%   12/15/07  $   265        $     273
AMFM Inc.                                                    8.000%    11/1/08       18               19
EchoStar DBS Corporation                                     9.375%     2/1/09      417              415
News America Holdings Incorporated                           7.750%     2/1/24       60               57
News America Holdings Incorporated                           8.150%   10/17/36      100               97
News America Holdings Incorporated                           8.250%   10/17/96    1,100            1,018
News America Incorporated                                    6.750%     1/9/38      200              192
TV Guide, Inc.                                               8.125%     3/1/09       80               78
                                                                                               ---------
                                                                                                   2,149
Office Equipment and Supplies                        0.1%
Xerox Corporation                                            0.570%    4/21/18      720              192/M/
Xerox Corporation                                            5.545%    7/22/37       90               87
                                                                                               ---------
                                                                                                     279
Oil and Gas                                          0.7%
Pioneer Natural Resources Company                            9.625%     4/1/10       31               34
Texaco Capital Inc.                                          5.500%    1/15/09    1,600            1,557
Texaco Capital Inc.                                          8.000%     8/1/32    1,250            1,447
Triton Energy Limited                                        9.250%    4/15/05       81               84
                                                                                               ---------
                                                                                                   3,122
Pharmaceuticals                                      0.1%
ICN Pharmaceuticals, Inc.                                    9.250%    8/15/05      148              150
ICN Pharmaceuticals, Inc.                                    8.750%   11/15/08      179              177/B/
                                                                                               ---------
                                                                                                     327
Steel (Producers)                                   N.M.
AK Steel Corporation                                         9.125%   12/15/06       76               75
AK Steel Corporation                                         7.875%    2/15/09      114              106
                                                                                               ---------
                                                                                                     181
Telecommunications                                   1.2%
AT&T Corp.                                                   9.650%    3/31/27    1,480            1,656
EchoStar Broadband Corporation                              10.375%    10/1/07      130              133/B/
Focal Communications Corporation                            11.875%    1/15/10      119               81
Insight Midwest                                             10.500%    11/1/10      153              163/B/
Level 3 Communications, Inc.                                 0.000%    3/15/10       77               32/G/
McLeodUSA Incorporated                                       9.500%    11/1/08       29               26
McLeodUSA Incorporated                                      11.375%     1/1/09      250              246
McLeodUSA Incorporated                                       8.125%    2/15/09      219              186
Metromedia Fiber Network, Inc.                              10.000%   11/15/08      116               95
Metromedia Fiber Network, Inc.                              10.000%   12/15/09      163              134
Nextel Communications, Inc.                                  9.375%   11/15/09      670              567
Nextel Communications, Inc.                                  9.500%     2/1/11       36               30/B/

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Telecommunications (continued)
Sprint Capital Corporation                                   5.410%    6/10/02  $ 1,500        $   1,502/C/
TeleCorp PCS, Inc.                                          10.625%    7/15/10       56               54
VoiceStream Wireless Corporation                            10.375%   11/15/09      153              168
Williams Communications Group, Inc.                         10.875%    10/1/09      114               84/B/
Williams Communications Group, Inc.                         11.875%     8/1/10       71               55
                                                                                               ---------
                                                                                                   5,212
Transportation                                       0.8%
Avis Group Holdings, Inc.                                   11.000%     5/1/09      157              176
Burlington Northern Santa Fe Corporation                     6.375%   12/15/05      360              365
Consolidated Rail Corporation                                7.875%    5/15/43      210              204
CSX Corporation                                              6.250%   10/15/08      570              555
CSX Corporation                                              7.900%     5/1/17      500              518
Union Pacific Corporation                                    7.125%     2/1/28    2,000            1,942
                                                                                               ---------
                                                                                                   3,760

Total Corporate Bonds and Notes
 (Identified Cost $76,892)                                                                        77,858
------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                             12.6%
Fixed-Rate Securities                                8.8%
Americredit Automobile Receivables Trust                     6.970%    1/12/04    2,700            2,741
ANRC Auto Owner Trust                                        6.540%   11/15/02       48               48
Bear Stearns Asset Backed Securities, Inc.                   5.290%    6/15/16    4,241            4,241
Blackrock Capital Finance L.P.                               7.220%   11/25/28       81               82
Centex Home Equity Loan Trust                                5.640%    2/25/16    3,300            3,304
Chevy Chase Home Loan Trust                                  7.150%    5/15/15       57               58
Commercial Mortgage Asset Trust                              7.546%    1/17/10      330              355
Conseco Finance Home Loan Trust                              6.980%    6/15/11    2,062            2,078
Conseco Finance Securitizations Corp.                        7.470%     2/1/32    1,900            1,974
Conseco Finance Securitizations Corp.                        7.730%     5/1/32    2,400            2,500
Conseco Finance Securitizations Corp.                        6.990%     7/1/32    7,900            7,900
DaimilerChrysler Auto Trust                                  4.980%     1/6/04    5,000            5,016
FFCA Secured Lending Corporation                             6.370%   10/18/08      260              257/B/
Green Tree Home Improvement Loan Trust                       6.320%    8/15/08        5                4
Green Tree Home Improvement Loan Trust                       7.400%    2/15/26    1,000              723
Homeq Asset Backed Certificates 2001-I AH1                   5.270%    3/15/13    4,300            4,301
Onyx Acceptance Auto Trust                                   6.180%    4/15/02        3                3
WFS  Financial Owner Trust                                   6.411%    7/20/02      867              868
WFS  Financial Owner Trust                                   7.010%    8/20/03    2,600            2,630
                                                                                               ---------
                                                                                                  39,083

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Asset-backed Securities (continued)
Indexed Securities/C/                                3.6%
Associates Manufactured Housing                              5.394%    7/15/30  $ 6,025        $   6,025
Centex Home Equity 2000-C                                    5.770%   10/25/30    1,305            1,306
Chase Funding Mortgage Loan Asset-Backed                     5.330%    5/25/30       87               87
Green Tree Recreational, Equipment & Consumer
  Trust 1997-D                                               5.314%    3/15/29       40               40
Greenpoint Manufactured Housing                              5.371%   11/21/10    2,747            2,739
Keycorp Student Loan Trust                                   5.693%    7/25/08    2,439            2,439
Korea Asset Funding Ltd.                                     7.270%    2/10/09      900              898/A,B/
Residential Funding Mortgage Securities II                   5.160%    3/25/09    2,209            2,209
Sequoia Mortgage Trust                                       5.930%    4/22/25       81               80
SLM Student Loan Trust 1998-2                                6.708%    4/25/07      179              179
Washington Mutual                                            5.340%    6/25/24       45               45
                                                                                               ---------
                                                                                                  16,047
Stripped Securities/H/                               0.2%
Countrywide Funding Corp                                     0.000%   10/25/23       74               56/2/
Diversified REIT Trust                                       0.772%     3/8/10   16,000              610/B,1/
                                                                                               ---------
                                                                                                     666
Total Asset-backed Securities
 (Identified Cost $55,502)                                                                        55,796
------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                           3.8%
Fixed-Rate Securities                                2.2%
CAPCO America Securitization Corporation                     6.260%    9/15/08    3,200            3,215
Criimi Mae Commercial Mortgage Trust                         7.000%     3/2/11      680              663/B/
GMAC Commercial Mortgage Security Incorporated               6.945%    9/15/33    1,000            1,042
LB-UBS Commercial Mortgage Trust                             7.950%    1/15/10    1,600            1,758
Nomura Asset Securities Corporation                          6.590%    3/17/28    2,750            2,823
Nomura Asset Securities Corporation                          7.120%    4/13/36       80               84
                                                                                               ---------
                                                                                                   9,585
Indexed Securities/C/                                0.7%
J.P. Morgan Commercial Mortgage Finance Corporation          5.444%    4/15/10      671              671/A,B/
Medallion Trust                                              5.140%   12/18/31    2,421            2,421
                                                                                               ---------
                                                                                                   3,092
Variable-Rate Securities/U/                          0.9%
Provident Bank Home Equity Loan Trust                        5.320%    8/25/31    3,866            3,869
Securitized Asset Sales, Inc.                                7.705%    8/25/33      159              160
                                                                                               ---------
                                                                                                   4,029
Total Mortgage-backed Securities
 (Identified Cost $16,138)                                                                        16,706
------------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
U.S. Government and Agency Obligations              17.0%
Fixed-Rate Securities                                9.2%
Fannie Mae                                                   6.625%   11/15/10  $ 4,400        $   4,682
Fannie Mae                                                   6.250%     2/1/11    1,800            1,831
Federal Home Loan Bank                                       5.375%     1/5/04    3,930            3,984
Tennessee Valley Authority                                   5.375%   11/13/08      300              295
Tennessee Valley Authority                                   6.750%    11/1/25    2,270            2,373
Tennessee Valley Authority                                   7.125%     5/1/30      840              928
United States Treasury Bonds                                11.875%   11/15/03      730              862
United States Treasury Bonds                                 5.250%   11/15/28   12,442           11,793
United States Treasury Bonds                                 5.250%    2/15/29    8,100            7,680
United States Treasury Bonds                                 6.125%    8/15/29    2,539            2,727
United States Treasury Bonds                                 5.375%    2/15/31    2,240            2,211
United States Treasury Notes                                 5.000%    2/15/11      780              784
United States Treasury Notes                                 6.125%    8/15/07      580              622
                                                                                               ---------
                                                                                                  40,772
Indexed Securities                                   6.1%
United States Treasury Inflation-Indexed Security            3.625%    4/15/28   22,128           22,557/F/
United States Treasury Inflation-Indexed Security            3.875%    4/15/29    4,484            4,785/F/
                                                                                               ---------
                                                                                                  27,342

Stripped Securities/H/                               1.7%
United States Treasury Bonds                                 0.000%    5/15/17      720              285/2/
United States Treasury Bonds                                 0.000%    2/15/19      130               47/2/
United States Treasury Bonds                                 0.000%   11/15/21    2,890              874/2/
United States Treasury Bonds                                 0.000%   11/15/24   18,280            4,667/2/
United States Treasury Bonds                                 0.000%   11/15/27    7,070            1,547/2/
                                                                                               ---------
                                                                                                   7,420
Total U.S. Government and Agency Obligations
 (Identified Cost $73,892)                                                                        75,534
------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed
 Securities                                         38.6%
Fixed-Rate Securities                               38.6%
Fannie Mae                                                   6.500%  5/1/14 to
                                                                      10/1/29    18,920           18,875
Fannie Mae                                                   9.500%   11/1/21        12               13
Fannie Mae                                                   6.000%    3/1/28 to
                                                                        3/1/31   26,468           25,823
Fannie Mae                                                   7.500%   11/1/29       799              817
Fannie Mae                                                   7.000%    4/1/31       100              102/E/
Fannie Mae                                                   7.500%    4/1/31     8,900            9,095/E/
Fannie Mae                                                   8.000%    4/1/31     1,500            1,547/E/
Fannie Mae                                                   6.000%    5/1/31    68,330           66,536/E/
Fannie Mae                                                   6.500%    5/1/31     9,200            9,148/E/

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
 Securities (continued)
Fixed-Rate Securities (continued)
Freddie Mac                                                  5.500%   12/1/13   $   752     $     738
Freddie Mac                                                  7.000%    4/1/29       476           482
Freddie Mac                                                  6.500%    7/1/29     9,868         9,846
Government National Mortgage Association                     9.500%  1/15/06 to
                                                                     12/15/10       188           198
Government National Mortgage Association                     7.500%  3/15/23 to
                                                                      7/15/28     3,487         3,581
Government National Mortgage Association                     7.000%  7/15/23 to
                                                                     12/15/28     8,960         9,113
Government National Mortgage Association                     6.500%  8/15/28 to
                                                                      9/15/28     1,501         1,501
Government National Mortgage Association                     6.500%   4/15/31    12,680        12,676/E/
Government National Mortgage Association                     7.000%   4/15/31     1,500         1,524/E/
                                                                                            ---------
                                                                                              171,615
Stripped Securities/H/                              N.M.
Financing Corporation                                        0.000%    4/5/19       320           103/2/
                                                                                            ---------

Total U.S. Government Agency
 Mortgage-backed Securities
 (Identified Cost $170,031)                                                                   171,718
------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                     10.4%
Banking and Finance                                  0.7%
Bayerische Hypotheken-und Vereinsbank AG                     8.741%   6/30/31       100           101/B/
Diageo Capital PLC                                           6.625%   6/24/04     1,400         1,442
PDVSA Finance Limited 1999-K                                 9.950%   2/15/20        60            61
Pemex Finance Ltd.                                           9.030%   2/15/11        50            54
Petrozuata Finance, Inc.                                     8.220%    4/1/17     1,150           946/B/
Royal Bank of Scotland Group plc                             8.817%   3/31/49       230           249
Tembec Finance Corp.                                         9.875%   9/30/05        38            40
                                                                                            ---------
                                                                                                2,893
Chemicals                                            0.1%
Avecia Group plc                                            11.000%    7/1/09       225           232
                                                                                            ---------

Consumer Products                                    0.5%
Unilever NV                                                  5.701%  10/24/02     2,000         2,000/C/
                                                                                            ---------

Diversified Services                                N.M.
Compagnie Generale de Geophysique SA                        10.625%  11/15/07        136          136/B/
                                                                                            ---------

Electric                                             0.1%
Korea Electric Power Corporation                             7.750%    4/1/13        610          618
                                                                                            ---------

Electronics (Semiconductors)                        N.M.
Flextronics International Ltd.                               9.875%    7/1/10        119          115
                                                                                            ---------

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Yankee Bonds (continued)
Foreign Governments                                  6.7%
Argentine Republic                                           0.000%  10/15/02    $   170    $     143/D/
Argentine Republic                                           0.000%  10/15/03         50           37/D/
Argentine Republic                                           0.000%  10/15/04        560          356/D/
Argentine Republic                                           5.563%   3/31/05      2,311        1,944/C/
Federative Republic of Brazil                                8.000%   4/15/14      7,173        5,514/V/
Federative Republic of Brazil                               11.000%   8/17/40      2,586        2,012
Quebec Province                                              7.500%   9/15/29        666          729
Republic of Bulgaria                                         6.313%   7/28/11      1,425        1,072/C/
Republic of Colombia                                        11.750%   2/25/20      1,050          969
Republic of Panama                                           6.438%   7/17/16      1,969        1,531/C/
Republic of Panama                                          10.750%   5/15/20        620          634
Republic of Peru                                             3.750%    3/7/17      1,250          773/G/
Republic of Peru                                             4.500%    3/7/17         30           20/G/
Republic of Peru                                             4.500%    3/7/17        320          219/B,G/
Republic of Poland                                           6.000%  10/27/14        911          890/B,G/
Republic of the Philippines                                  9.875%   1/15/19        560          468
Republic of the Philippines                                  9.500%  10/21/24        490          475
United Mexican States                                       10.375%   2/17/09        510          558
United Mexican States                                        8.375%   1/14/11      2,060        2,029
United Mexican States                                       11.500%   5/15/26      7,675        9,191
                                                                                            ---------
                                                                                               29,564
Forestry                                            N.M.
Tembec Industries Inc.                                       8.500%    2/1/11        140          144/B/
                                                                                            ---------

Oil and Gas                                          0.2%
Triton Energy Limited                                        8.875%   10/1/07         60           62
YPF Sociedad Anonima                                         7.750%   8/27/07      1,000          977
                                                                                            ---------
                                                                                                1,039
Pharmaceuticals                                      0.1%
Cortecs International Limited                               10.509%    1/7/03        300          298/B,C/
                                                                                            ---------

Telecommunications                                   2.0%
British Telecommunications plc                               6.079%  12/15/03      1,000        1,001/C/
British Telecommunications plc                               8.125%  12/15/10        880          912
British Telecommunications plc                               8.625%  12/15/30        660          674
France Telecom S.A.                                          7.750%    3/1/11      1,500        1,506/B/
France Telecom S.A.                                          8.500%    3/1/31      1,300        1,298/B/
Global Crossing Holdings Ltd.                                8.700%    8/1/07        505          466/B/
Telefonica de Argentina S.A.                                11.875%   11/1/04      3,000        3,075
                                                                                            ---------
                                                                                                8,932
Total Yankee Bonds
 (Identified Cost $45,529)                                                                     45,971
------------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Foreign Government Obligations                       5.6%
Fixed-Rate Securities                                5.6%
Dominion of Canada                                           5.750%    9/1/06      6,110/S/ $   3,983
Federal Republic of Germany                                  5.500%    1/4/31      7,430/R/     6,690
Hellenic Republic                                            6.300%   1/29/09      1,731/T/     1,638
Hellenic Republic                                            6.000%   5/19/10        704/T/       653
Italian Republic                                             5.250%   11/1/29      1,575/O/     1,292
Italian Republic                                             6.000%    5/1/31      4,290/O/     3,920
New Zealand                                                  7.000%   7/15/09      4,570/P/     1,972
New Zealand                                                  6.000%  11/15/11      4,590/P/     1,848
Republic of Poland                                           8.500%   6/12/05      6,950/Q/     1,445
Republic of Poland                                           8.500%   2/12/06      4,170/Q/       877
Republic of Poland                                           8.500%   2/12/06      3,000/Q/       631
                                                                                            ---------
                                                                                               24,949
Total Foreign Government Obligations
 (Identified Cost $24,934)                                                                     24,949
------------------------------------------------------------------------------------------------------------------
Foreign Corporate Bonds                              0.5%
Banking and Finance                                  0.5%
AB Spintab                                                   5.750%   6/15/05      9,200/N/       924
Hypothekenbank In Essen AG                                   5.250%   1/17/11        710/N/       622
Statens Bostadsfinansier AB                                  5.500%  10/15/03      8,500/N/       842
                                                                                            ---------
                                                                                                2,388
Total Foreign Corporate Bonds
 (Identified Cost $2,531)                                                                       2,388
------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                     0.2%
Home Ownership Funding Corporation                          13.331%             N.M. shs          226/B,G/
Home Ownership Funding Corporation II                       13.338%                    1          679/B,G/
                                                                                            ---------

Total Preferred Stocks
 (Identified Cost $971)                                                                           905
Total Long-Term Securities
 (Identified Cost $466,420)                                                                   471,825
------------------------------------------------------------------------------------------------------------------
Short-Term Securities                               16.7%
Corporate Bonds and Notes                            1.1%
CSX Corporation                                              5.959%   2/11/02    $ 2,000        2,002/C/
TRW Inc.                                                     5.286%   3/25/02      1,000        1,000/C/
Textron Financial Corporation                                5.971%   3/18/02      2,100        2,102/C/
                                                                                            ---------
                                                                                                5,104
Asset-backed Securities                              0.7%
Americredit Automobile Receivables Trust                     6.410%   2/12/02         22           22
Bank of America Auto Loan Backed                             5.000%   3/25/02      1,900        1,900/B,C/
World Omni Automobile Lease Securitization                   5.414%   2/15/02      1,142        1,142/C/
                                                                                            ---------
                                                                                                3,064

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                   % of              Maturity
                                                Net Assets   Rate      Date      Par              Value
                                              --------------------------------------------------------------------
Short-Term Securities (continued)
U.S. Government and Agency Obligations               0.6%
Fannie Mae                                                   0.000%    8/9/01    $ 2,600    $   2,554/D,K/
                                                                                            ---------

Yankee Bonds/A/                                     N.M.
Argentine Republic                                           0.000%  10/15/01         30           29/D/
                                                                                            ---------

Repurchase Agreements                               14.2%
Merrill Lynch Government Securities, Inc.
   5.50%, dated 3/30/01, to be repurchased at $63,094 on
   4/2/01 (Collateral: $25,000 Fannie Mae Notes, 6.50%
   due 3/21/11, value $24,791; $35,000 Fannie Mae Notes,
   5.90% due 2/7/05, value $35,917; $3,860 Freddie
   Mac Bonds, 6.635% due 4/6/09, value $4,090)                                    63,065       63,065
                                                                                            ---------

Options Purchased/I/                                 0.1%
Euribor Call, December 2001, Strike EUR 96                                           169/J/        71
Euribor Call, September 2001, Strike EUR 95                                          175/J/       368
Euribor Call, September 2001, Strike EUR 96                                           28/J/        10
OTC Federative Republic of Brazil Bonds Call, April 2001, Strike Price $80.9375      810/J/      N.M.
OTC Federative Republic of Brazil Bonds Call, April 2001, Strike Price $81.0625      240/J/      N.M.
OTC Federative Republic of Brazil Bonds Call, April 2001, Strike Price $81.1875      590/J/      N.M.
OTC Federative Republic of Brazil Bonds Call, April 2001, Strike Price $81.25        950/J/      N.M.
OTC Federative Republic of Brazil Bonds Call, April 2001, Strike Price $81.9375    1,180/J/      N.M.
OTC Federative Republic of Brazil Bonds Call, April 2001, Strike Price $81.3125      590/J/      N.M.
OTC Federative Republic of Brazil Bonds Call, April 2001, Strike Price $81.3125      360/J/      N.M.
OTC Federative Republic of Brazil Bonds Call, April 2001, Strike Price $80.25      1,750/J/         2
OTC United Mexican States Bonds Call, April 2001, Strike Price $124                1,150/J/         1
OTC United Mexican States Bonds Call, April 2001, Strike Price $123.20               460/J/         1
OTC United Mexican States Bonds Call, April 2001, Strike Price $123.25               210/J/      N.M.
OTC United Mexican States Bonds Call, April 2001, Strike Price $123.40               190/J/      N.M.
OTC United Mexican States Bonds Call, April 2001, Strike Price $123.50               980/J/         1
                                                                                            ---------
                                                                                                  454

Total Short-Term Securities
 (Identified Cost $74,318)                                                                     74,270
------------------------------------------------------------------------------------------------------------------
Total Investments
 (Identified Cost $540,738)                        122.9%                                     546,095
Other Assets Less Liabilities                      (22.9)%                                   (101,644)
                                                                                            ---------

Net Assets                                         100.0%                                   $ 444,451
                                                                                            =========

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
Net Assets Consisting of:
Accumulated paid-in capital applicable to 44,142 shares outstanding                         $431,975
Overdistributed net investment income                                                         (1,205)
Accumulated net realized gain/(loss) on investments, options, futures, swaps
 and foreign currency transactions                                                             6,570
Unrealized appreciation/(depreciation) of investments, options, futures, swaps
 and foreign currency transactions                                                             7,111
                                                                                            --------

Net Assets                                                                                  $444,451
                                                                                            ========
Net Asset Value Per Share                                                                   $  10.07
                                                                                            ========

------------------------------------------------------------------------------------------------------------------
                                                                            Actual      Appreciation/
                                                         Expiration        Contracts   (Depreciation)
                                                       ------------------------------------------------
Futures Contracts Purchased/I/
Fannie Mae Agency Bond Futures                           June 2001            427        $     (6)
U.S. Treasury Bond Futures                               June 2001             50              20
                                                                                         --------
                                                                                         $     14
Futures Contracts Written/I/
U.S. Treasury Bond Futures                               June 2001            198        $     13
U.S. Treasury Bond Futures                               June 2001            384            (108)
                                                                                         --------
                                                                                         $    (95)
Options Written/I/
U.S. Treasury Bond Futures Call, Strike Price $106.00    May 2001              94        $      7
U.S. Treasury Bond Futures Call, Strike Price $112.00    May 2001              30               5
U.S. Treasury Note Futures Call, Strike Price $106.00    May 2001              24             (14)
U.S. Treasury Note Futures Call, Strike Price $106.00    May 2001             201             (26)
U.S. Treasury Note Futures Call, Strike Price $107.00    May 2001             305             (32)
U.S. Treasury Note Futures Call, Strike Price $109.00    May 2001             207              27
U.S. Treasury Note Futures Call, Strike Price $110.00    May 2001              54              19
U.S. Treasury Note Futures Put, Strike Price $105.00     April 2001           172              12
U.S. Treasury Note Futures Put, Strike Price $104.00     May 2001             150              27
U.S. Treasury Note Futures Put, Strike Price $103.00     May 2001             204             181
                                                                                         --------
                                                                                            $ 206
------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond -- A dollar denominated bond issued in the U.S. by a foreign entity.
/B/ Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This represents 5.8% of net assets.
/C/ Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index
     (CPI), or the One Year Treasury Constant Maturity Rate.
/D/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

Western Asset Core Plus Portfolio


March 31, 2001
(Amounts in Thousands)

--------------------------------------------------------------------------------
/F/ U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/G/ Stepped-coupon security -- A security with a predetermined schedule of interest or dividend rate change.
/H/ Stripped Security -- Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/I/ Options and Futures are described in more detail in the notes to financial statements.
/J/  Represents actual number of contracts.
/K/  Collateral to cover futures contracts written.
/L/  Bond is in default at March 31, 2001.
/M/ Convertible Bond -- Bond may be converted into common stock of the company. /N/ Denominated in Swedish Krona.
/O/  Denominated in Italian Lira.
/P/  Denominated in New Zealand.
/Q/  Denominated in Polish Zloty.
/R/  Denominated in German Marks.
/S/  Denominated in Canadian Dollars.
/T/  Denominated in Greek Drachmas.
/U/ The coupon rates shown on variable-rate securities are the rates at March 31, 2001. These rates vary with the weighted average coupon of the underlying loans.
/V/ Front Loaded Interest Reduction Bond (FLIRB) -- Security pays a portion of the coupon in cash and a portion is capitalized as an increase in par value.
N.M. Not meaningful

See Notes to Financial Statements

Statement of Net Assets
Western Asset Intermediate Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date          Par       Value
                                                               -------------------------------------------------------------------
Long-Term Securities                                               89.1%

Corporate Bonds and Notes                                          25.3%
Aerospace/Defense                                                   1.3%
Lockheed Martin Corporation                                                        8.500%       12/1/29    $    740   $    837
Raytheon Company                                                                   6.500%       7/15/05         990        991
Raytheon Company                                                                   8.200%        3/1/06       4,000      4,265
                                                                                                                      --------
                                                                                                                         6,093
Auto Parts & Equipment                                              0.4%
Visteon Corporation                                                                8.250%        8/1/10       1,500      1,571/L/
                                                                                                                      --------

Automotive                                                          1.1%
DaimlerChrylser NA Holdings Corporation                                            7.750%       1/18/11       4,860      4,999
                                                                                                                      --------

Banking and Finance                                                 7.8%
Bank of America Corporation                                                        7.800%       2/15/10       2,960      3,182
Bank of America Corporation                                                        7.400%       1/15/11         500        526
Bayerische Landesbank NY                                                           5.650%        2/1/09         360        342
Countrywide Home Loans, Inc.                                                       5.555%       3/16/05         600        598/C/
Dryden Investor Trust                                                              7.157%       7/23/08       4,115      4,128/B/
Ford Motor Credit Company                                                          5.750%       2/23/04       2,880      2,880
Ford Motor Credit Company                                                          7.375%      10/28/09       4,240      4,387
Ford Motor Credit Company                                                          7.375%        2/1/11         100        103
General Motors Acceptance Corporation                                              6.150%        4/5/07         600        583
Household Finance Corporation                                                      5.875%       9/25/04       1,600      1,602
J.P. Morgan Chase & Co.                                                            6.750%        2/1/11         465        475
J.P. Morgan Chase & Co.                                                            6.655%       2/15/12       1,190      1,087/C/
Lehman Brothers Holdings Inc.                                                      7.125%       7/15/02         300        306
Lehman Brothers Holdings Inc.                                                      8.250%       6/15/07       2,360      2,559
Lehman Brothers Holdings Inc.                                                      6.500%       4/15/08       3,120      3,074
National Westminster Bank, PLC                                                     9.375%      11/15/03         290        320
Norwest Financial, Inc.                                                            6.700%       9/22/04       3,680      3,815
Qwest Capital Funding Inc.                                                         7.250%       2/15/11       3,525      3,581/B/
Salomon Smith Barney Holdings                                                      6.250%       5/15/03         300        306
Salomon Smith Barney Holdings                                                      6.250%       1/15/05       2,150      2,170
                                                                                                                      --------
                                                                                                                        36,024
Cable                                                               0.9%
TCI Communications, Inc.                                                           8.000%        8/1/05         700        748
TCI Communications, Inc.                                                           7.610%       10/4/05       3,060      3,221
                                                                                                                      --------
                                                                                                                         3,969
Cable and Media                                                     0.7%
Turner Broadcasting System, Inc.                                                   8.375%        7/1/13       2,740      3,086
                                                                                                                      --------

Western Asset Intermediate Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date          Par       Value
                                                               -------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Chemicals                                                           1.1%
Rohm and Haas Company                                                              6.950%       7/15/04    $  4,930   $  5,092
                                                                                                                      --------

Consumer Services                                                   0.7%
The Clorox Company                                                                 6.125%        2/1/11       3,250      3,248
                                                                                                                      --------

Environmental Services                                              0.7%
Waste Management, Inc.                                                             6.375%       12/1/03         600        599
Waste Management, Inc.                                                             7.000%      10/15/06       2,700      2,715
                                                                                                                      --------
                                                                                                                         3,314
Food, Beverage and Tobacco                                          1.3%
Philip Morris Companies, Inc.                                                      6.950%        6/1/06       2,000      2,074
R.J. Reynolds Tobacco Holdings, Inc.                                               7.750%       5/15/06       4,020      3,951
                                                                                                                      --------
                                                                                                                         6,025
Gaming                                                              1.3%
MGM Mirage Inc.                                                                    8.500%       9/15/10       5,600      5,891
                                                                                                                      --------

Media                                                               1.3%
News America Holdings Incorporated                                                 9.250%        2/1/13       1,000      1,128
News America Holdings Incorporated                                                 8.500%       2/23/25       4,640      4,940
                                                                                                                      --------
                                                                                                                         6,068
Oil and Gas                                                         0.7%
Phillips Petroleum Company                                                         8.750%       5/25/10       2,900      3,372
                                                                                                                      --------

Paper and Forest Products                                           0.6%
International Paper Company                                                        8.125%        7/8/05       2,360      2,526
                                                                                                                      --------

Retail                                                              1.1%
Target Corporation                                                                 5.500%        4/1/07       4,350      4,308/L/
Wal-Mart Stores, Inc.                                                              7.550%       2/15/30         700        775
                                                                                                                      --------
                                                                                                                         5,083
Telecommunications                                                  0.8%
AT&T Corp.                                                                         7.750%        3/1/07         950      1,005/L/
Southwestern Bell Telephone Company                                                6.250%        7/7/05       1,410      1,439
Sprint Capital Corporation                                                         5.700%      11/15/03         400        394
WorldCom, Inc.                                                                     6.400%       8/15/05         600        588
                                                                                                                      --------
                                                                                                                         3,426
Transportation                                                      3.5%
CSX Corporation                                                                    5.850%       12/1/03       5,000      5,006
Norfolk Southern Corporation                                                       6.950%        5/1/02         300        305
Norfolk Southern Corporation                                                       7.350%       5/15/07       1,730      1,818
TTX Co.                                                                            7.820%       7/21/03       4,400      4,666/B/

Western Asset Intermediate Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date          Par       Value
                                                               -------------------------------------------------------------------
Corporate Bonds and Notes (continued)
Transportation (continued)
Union Pacific Corporation                                                          6.700%       12/1/06    $  4,030   $  4,118
Union Pacific Corporation                                                          7.250%       11/1/08         250        261
                                                                                                                      --------
                                                                                                                        16,174
Total Corporate Bonds and Notes
 (Identified Cost $112,004)                                                                                            115,961
----------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                                             9.0%
Fixed-Rate Securities                                               8.4%
ARG Funding Corporation                                                            6.020%       5/20/05       3,760      3,841/B/
Chevy Chase 1997-A                                                                 7.650%      12/20/07         627        629
Chevy Chase Home Loan Trust                                                        7.150%       5/15/15         368        378
Conseco Finance Securitizations Corp.                                              6.990%        7/1/32       8,600      8,600
Contimortgage Home Equity Loan Trust                                               6.420%       4/25/14         214        213
CS First Boston Mortgage Securities Corporation                                    6.620%       9/25/09         232        232
Fleetwood Credit Corp. Grantor Trust                                               6.750%       3/15/10       1,666      1,691
FMAC Loan Recievables Trust                                                        6.150%       4/15/07       6,230      6,201/B/
Green Tree Financial Corporation                                                   8.900%       1/15/20       2,600      2,737
Green Tree Recreational, Equipment and Consumer
 Trust 1998-C                                                                      6.700%       2/15/14       7,000      7,225
Guaranteed Export Certificates                                                     6.130%       6/15/04         824        842
Lehman FHA Title 1 Loan Trust                                                      7.710%       8/25/17         650        672
Long Beach Acceptance Auto Grantor Trust                                           6.690%       9/25/04         109        109/B/
Long Beach Asset Holdings Corp NIM Trust 2000-2                                    8.250%       9/21/07       2,264      2,242/B/
Mego Mortgage Home Loan Trust                                                      7.275%       9/25/16         395        409
Mego Mortgage Home Loan Trust                                                      7.170%       5/25/23         609        617
Merrill Lynch Mortgage Investors, Inc.                                             9.650%       9/15/10       1,191      1,211
PSC Grantor Trust                                                                  6.290%        6/8/05         602        608/B/
                                                                                                                      --------
                                                                                                                        38,457
Indexed Securities/C/                                               0.5%
Associates Manufactured Housing                                                    5.394%       7/15/30       1,562      1,562/B/
Lehman Home Equity Loan Trust                                                      5.394%      12/15/27         396        393
SLM Student Loan Trust 1998-2                                                      6.708%       4/25/07         368        369
                                                                                                                      --------
                                                                                                                         2,324
Stripped Securities/G/                                              0.1%
Conseco Finance Securitizations Corp.                                              7.000%      12/15/29       5,770        165/1/
Delta Funding Home Equity Loan Trust                                               6.000%       7/15/02       3,352        194/1/
                                                                                                                      --------
                                                                                                                           359
Total Asset-backed Securities
 (Identified Cost $41,083)                                                                                              41,140
----------------------------------------------------------------------------------------------------------------------------------

Western Asset Intermediate Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date          Par       Value
                                                               -------------------------------------------------------------------
Mortgage-backed Securities                                          5.6%
Fixed-Rate Securities                                               5.2%
Asset Securitization Corporation                                                   6.720%      11/12/26    $  1,409   $  1,437
Asset Securitization Corporation                                                   6.920%       2/14/29       1,110      1,149
CS First Boston Mortgage Securities Corp.                                          6.480%       5/17/08       6,200      6,306
DLJ Mortgage Acceptance Corp.                                                      6.860%      11/12/21         928        955/B/
Keystone Owner Trust                                                               6.390%       1/25/13         759        760/B/
Merit Securities Corporation                                                       7.040%      12/28/33         337        339
Merrill Lynch Mortgage Investors, Inc.                                             6.310%      11/15/26       1,544      1,559
Merrill Lynch Mortgage Investors, Inc.                                             6.690%      11/21/28         876        892
Metropolitan Asset Funding, Inc.                                                   6.950%       4/20/08       1,454      1,465
Nomura Asset Securities Corporation                                                7.120%       4/13/36       1,000      1,048
Ocwen Residential MBS Corporation                                                  7.000%      10/25/40       2,810      2,848/B/
Structured Asset Mortgage Investments, Inc.                                        6.750%        5/2/30       4,970      4,970
                                                                                                                      --------
                                                                                                                        23,728
Stripped Securities/G/                                              0.2%
CMC Securities Corporation III                                                     0.000%       2/25/09         357        302/2/
FFCA Secured Lending Corporation                                                   1.042%       7/18/15      15,000        659/B,1/
Securitized Asset Sales, Inc.                                                      0.000%      12/25/10         173        139/2/
                                                                                                                      --------
                                                                                                                         1,100
Variable-Rate Securities/J/                                         0.2%
Housing Securities Inc.                                                            5.988%      11/25/26         348        347
Resolution Trust Corporation                                                       7.060%       5/25/29         128        129
Resolution Trust Corporation                                                       7.739%       9/25/29         358        357
Resolution Trust Corporation                                                       8.506%       9/25/29          47         47
Securitized Asset Sales, Inc.                                                      7.705%       8/25/33          40         40
                                                                                                                      --------
                                                                                                                           920
Total Mortgage-backed Securities
 (Identified Cost $24,961)                                                                                              25,748
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                             31.4%
Fixed-Rate Securities                                              25.5%
Fannie Mae                                                                         6.625%      10/15/07       4,000      4,256
Fannie Mae                                                                         6.625%      11/15/10       4,700      5,001
Fannie Mae                                                                         6.250%        2/1/11       7,100      7,224
Federal Home Loan Bank                                                             5.375%        1/5/04      13,920     14,111
Freddie Mac                                                                        6.250%       7/15/04       4,570      4,749
Freddie Mac                                                                        5.125%      10/15/08      10,000      9,723
Freddie Mac                                                                        6.625%       9/15/09         963      1,023
Freddie Mac                                                                        7.000%       3/15/10       2,620      2,853
Freddie Mac                                                                        5.875%       3/21/11       3,677      3,637
Overseas Private Investment Corporation                                            7.740%       8/15/07       3,000      3,315
Tennessee Valley Authority                                                         6.375%       6/15/05       9,370      9,814

Western Asset Intermediate Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date          Par       Value
                                                               -------------------------------------------------------------------
U.S. Government and Agency
 Obligations (continued)
Fixed-rate Securities (continued)
Tennessee Valley Authority                                                         5.375%      11/13/08    $  6,350   $  6,241
United States Treasury Bonds                                                      11.125%       8/15/03         120        138
United States Treasury Bonds                                                      11.875%      11/15/03       1,450      1,713/L/
United States Treasury Bonds                                                       6.250%       5/15/30         190        209/L/
United States Treasury Notes                                                       5.875%       9/30/02       6,920      7,087/L/
United States Treasury Notes                                                       5.875%      11/15/04      10,150     10,607/L/
United States Treasury Notes                                                       5.750%      11/15/05      24,090     25,276/L/
                                                                                                                      --------
                                                                                                                       116,977
Indexed Securities                                                  5.5%
United States Treasury Inflation-Indexed Security                                  3.625%       1/15/08       8,909      9,115/F/
United States Treasury Inflation-Indexed Security                                  3.625%       4/15/28      12,677     12,923/F,L/
United States Treasury Inflation-Indexed Security                                  3.875%       4/15/29       2,961      3,160/F/
                                                                                                                      --------
                                                                                                                        25,198
Stripped Securities/G/                                              0.4%
United States Treasury Bonds                                                       0.000%      11/15/27       7,530      1,648/2/

Total U.S. Government and Agency Obligations
 (Identified Cost $138,827)                                                                                            143,823
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-
 backed Securities                                                  7.0%
Fixed-Rate Securities                                               7.0%
Fannie Mae                                                                         7.000%  4/1/08 to 7/1/28  10,113     10,291
Fannie Mae                                                                         6.000%  7/1/13 to 7/1/28   4,646      4,540
Fannie Mae                                                                         6.500%  6/1/14 to 8/1/29   5,476      5,465
Fannie Mae                                                                         8.000%        9/1/15       1,211      1,254
Fannie Mae                                                                         5.500%        4/1/16       2,100      2,059/E/
Fannie Mae                                                                         7.000%        4/1/16       4,600      4,702/E/
Fannie Mae                                                                         9.500%       4/15/21         366        394
Freddie Mac                                                                        6.500% 3/15/05 to 11/1/15  1,107      1,117
Freddie Mac                                                                        8.500%        7/1/06          32         33
Freddie Mac                                                                        7.760%        5/1/12         155        162
Freddie Mac                                                                        7.500%        4/1/17         177        182
Freddie Mac                                                                        9.300%       4/15/19         445        470
Government National Mortgage Association                                           9.500%       9/15/05         135        142
Government National Mortgage Association                                           9.000%       6/15/06         146        151
Government National Mortgage Association                                           7.000% 2/15/28 to 12/15/28   799        812
                                                                                                                      --------
                                                                                                                        31,774
Stripped Securities/G/                                             N.M.
Fannie Mae                                                                         0.000%       5/25/22          97         85/2/
Freddie Mac                                                                       10.000%        3/1/21          81         16/1/
                                                                                                                      --------
                                                                                                                           101

Western Asset Intermediate Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date          Par       Value
                                                               -------------------------------------------------------------------
U.S. Government and Agency
 Mortgage-backed Securities (continued)
Variable-Rate Securities/J/                                        N.M.
Fannie Mae                                                                         7.652%        3/1/18    $    115   $    115
Freddie Mac                                                                        7.176%        1/1/19          64         64
                                                                                                                      --------
                                                                                                                           179
Total U.S. Government Agency
 Mortgage-backed Securities
 (Identified Cost $31,555)                                                                                              32,054
----------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                                    10.4%
Banking and Finance                                                 3.9%
Nordbanken                                                                         6.198%      10/29/49       3,000      2,939/B,C/
Pemex Finance Ltd.                                                                 8.020%       5/15/07       1,570      1,629
Pemex Finance Ltd.                                                                 9.030%       2/15/11       1,310      1,418
Petrozuata Finance, Inc.                                                           7.630%        4/1/09       1,940      1,752/B/
Petrozuata Finance, Inc.                                                           8.220%        4/1/17       1,590      1,308/B/
PSA Corporation Limited                                                            7.125%        8/1/05       5,220      5,530/B/
Royal Bank of Scotland Group plc                                                   8.817%       3/31/49       2,830      3,065
                                                                                                                      --------
                                                                                                                        17,641
Electric                                                            1.0%
Korea Electric Power Corporation                                                   7.750%        4/1/13         190        193
Korea Electric Power Corporation                                                   7.000%        2/1/27       4,300      4,202
                                                                                                                      --------
                                                                                                                         4,395
Foreign Governments                                                 3.1%
Argentine Republic                                                                 0.000%      10/15/03       1,650      1,225/D/
Argentine Republic                                                                 0.000%      10/15/04       1,110        705/D/
Quebec Province                                                                    5.750%       2/15/09       4,000      3,946/L/
Republic of Poland                                                                 6.000%      10/27/14       3,989      3,896/B/
United Mexican States                                                              8.375%       1/14/11         500        492/L/
United Mexican States                                                             11.500%       5/15/26       3,390      4,060
                                                                                                                      --------
                                                                                                                        14,324
Oil and Gas                                                         0.7%
YPF Sociedad Anonima                                                               7.000%      10/26/02       1,880      1,894
YPF Sociedad Anonima                                                               7.500%      10/26/02       1,370      1,375
                                                                                                                      --------
                                                                                                                         3,269
Telecommunications                                                  1.7%
British Telecommunications plc                                                     8.125%      12/15/10       3,530      3,659
France Telecom S.A.                                                                7.750%        3/1/11       4,120      4,136/B/
                                                                                                                      --------
                                                                                                                         7,795
Total Yankee Bonds
 (Identified Cost $46,080)                                                                                              47,424
----------------------------------------------------------------------------------------------------------------------------------

Western Asset Intermediate Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date          Par       Value
                                                               -------------------------------------------------------------------
Preferred Stocks                                                    0.4%
Home Ownership Funding Corporation                                                13.331%                     1 shs    $    452/B,K/
Home Ownership Funding Corporation II                                             13.338%                     2 shs       1,357/B,K/
                                                                                                                       --------
                                                                                                                          1,809
Total Preferred Stocks
 (Identified Cost $1,942)                                                                                                 1,809

Total Long-Term Securities
 (Identified Cost $396,452)                                                                                             407,959
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                              12.0%
Corporate Bonds and Notes                                           1.2%
Heller Financial, Inc.                                                             6.500%       11/1/01    $  2,900       2,917
Quest Capital Funding, Inc.                                                        6.875%       8/15/01       2,000       2,009
United States Leasing International                                                8.750%       12/1/01         500         513
                                                                                                                       --------
                                                                                                                          5,439
Asset-backed Securities                                            N.M.
Delta Funding Home Equity Loan Trust                                               6.000%       3/15/02       2,248          88/G1/
                                                                                                                       --------

U.S. Government and Agency Obligations                              1.1%
Fannie Mae                                                                         0.000%        8/9/01         300         295/D,H/
Fannie Mae                                                                         0.000%        8/9/01         600         589/D,H/
United States Treasury Notes                                                       6.250%       1/31/02       4,020       4,087/L/
                                                                                                                       --------
                                                                                                                          4,971
Yankee Bonds/A/                                                     0.4%
Argentine Republic                                                                 0.000%      10/15/01       1,770       1,690/D,L/
                                                                                                                       --------

Repurchase Agreements                                               9.3%
Merrill Lynch Government Securities, Inc.
 5.50%, dated 3/30/01, to be repurchased at $42,793 on
 4/2/01 (Collateral: $50,000 Fannie Mae Principal-only
 Bonds, 0% due 2/15/08, value $34,813; $12,665
 Fannie Mae Principal-only Bonds, 0% due 2/15/08,
 value $8,818)                                                                                               42,773      42,773
                                                                                                                       --------

Options Purchased/M/                                               N.M.
OTC Commercial Mortgage-backed Securities ERISA
 Eligible Index Call, June 2001, Strike Price $100.00                                                           550/I/       45
                                                                                                                       --------

Western Asset Intermediate Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of
                                                                 Net Assets                                            Value
                                                               -------------------------------------------------------------------
Total Short-Term Securities
 (Identified Cost $55,279)                                                                                             $ 55,006
----------------------------------------------------------------------------------------------------------------------------------
Total Investments
  (Identified Cost $451,731)                                      101.1%                                                462,965
Other Assets Less Liabilities                                      (1.1)%                                                (5,143)
                                                                                                                       --------

Net Assets Consisting of:
Accumulated paid-in capital applicable to 42,972 shares outstanding                                        $447,955
Undistributed net investment income                                                                              86
Accumulated net realized gain/(loss) on investments, options, futures, and swaps                             (1,563)
Unrealized appreciation/(depreciation) of investments, options, futures, and swaps                           11,344
                                                                                                           --------

Net Assets                                                        100.0%                                               $457,822
                                                                                                                       ========
Net Asset Value Per Share                                                                                              $  10.65
                                                                                                                       ========

                                                                                                    Actual         Appreciation/
                                                                        Expiration                 Contracts       (Depreciation)
                                                                 -----------------------------------------------------------------
Futures Contracts Purchased/M/
U.S. Treasury Note Futures                                               June 01                     44               $     8
U.S. Treasury Note Futures                                               June 01                     32                    26
                                                                                                                      -------
                                                                                                                      $    34
Written Options/M/
OTC Commercial Mortgage-backed Secutities
   ERISA Eligible Index Put, Strike Price $100                           June 01                    550               $     5
Eurodollar Future Call, Strike Price $96                            September 01                    298                   (39)
Eurodollar Future Put, Strike Price $95.25                          September 01                    298                   110
                                                                                                                      -------
                                                                                                                      $    76
----------------------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond -- A dollar denominated bond issued in the U.S. by a foreign entity.
/B/ Rule 144a security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 11.7% of net assets.
/C/ Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index
     (CPI), or the One Year Treasury Constant Maturity Rate.
/D/ Zero-Coupon Bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ When-issued Security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/F/ United States Treasury Inflation-Indexed Security -- U.S. Treasury Security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/G/ Stripped Security -- Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/H/  Collateral to cover futures contracts written.
/I/  Represents actual number of contracts.
/J/ The coupon rates shown on variable-rate securities are the rates at March 31, 2001. These rates vary with the weighted average coupon of the underlying loans.
/K/ Stepped-coupon Security -- A security with predetermined schedule of interest or dividend rate change.
/L/ All or a portion of these securities is on loan. See Note 5 to financial statements.
/M/ Options and Futures are described in more detail in the notes to financial statements.
N.M. Not meaningful

See Notes to Financial Statements

Statement of Net Assets
Western Asset Inflation Indexed Bond Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date          Par       Value
                                                               -------------------------------------------------------------------
Long-Term Securities                                               96.6%

U.S. Government and Agency Obligations                             96.6%
Fixed-Rate Securities                                               7.1%
United States Treasury Notes                                                       4.750%       1/31/03    $    847    $    854

Indexed Securities                                                 89.5%
United States Treasury Inflation-Indexed Security                                  3.375%       1/15/07       2,052       2,074/A/
United States Treasury Inflation-Indexed Security                                  3.625%       1/15/08         712         729/A/
United States Treasury Inflation-Indexed Security                                  3.875%       1/15/09         902         938/A/
United States Treasury Inflation-Indexed Security                                  4.250%       1/15/10       1,422       1,523/A/
United States Treasury Inflation-Indexed Security                                  3.500%       1/15/11       1,284       1,304/A/
United States Treasury Inflation-Indexed Security                                  3.875%       4/15/29       3,888       4,149/A/
                                                                                                                       --------
                                                                                                                         10,717
Total U.S. Government and Agency Obligations
  (Identified Cost $11,593)                                                                                              11,571
Total Long-Term Securities
  (Identified Cost $11,593)                                                                                              11,571
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                               3.1%
Repurchase Agreements                                               3.1%
Merrill Lynch Government Securities, Inc.
  5.50%, dated 3/30/01, to be repurchased at $370 on
  4/2/01 (Collateral: $375 Fannie Mae Medium-term
  Notes, 7.38% due 9/11/06, value $383)                                                                           370       370
                                                                                                                       --------

Total Short-Term Securities
  (Identified Cost $370)                                                                                                    370
----------------------------------------------------------------------------------------------------------------------------------
Total Investments
  (Identified Cost $11,963)                                        99.7%                                                 11,941
Other Assets Less Liabilities                                       0.3%                                                     37
                                                                                                                       --------

Net Assets                                                        100.0%                                               $ 11,978
                                                                                                                       ========

Western Asset Inflation Indexed Bond Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
Net Assets Consisting of:
Accumulated paid-in capital applicable to 1,200 shares outstanding                                                     $ 12,000
Unrealized appreciation/(depreciation) of investments, options and futures                                                  (22)
                                                                                                                       --------

Net Assets                                                                                                             $ 11,978
                                                                                                                       ========
Net Asset Value Per Share                                                                                              $   9.98
                                                                                                                       ========
----------------------------------------------------------------------------------------------------------------------------------

/A/ U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

See Notes to Financial Statements

Statement of Net Assets
Western Asset Non-U.S. Fixed Income Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date        Par/A/      Value
                                                               -------------------------------------------------------------------
Long-Term Securities                                               89.1%

British Sterling                                                    4.1%
Corporate Bonds and Notes                                           0.8%
 Halifax Plc                                                                       6.375%        4/3/08         200    $    296
 National Westminster Bank                                                         7.125%       10/5/22         200         302
 ScottishPower plc                                                                 8.375%       2/20/17          83         139
                                                                                                                       --------
                                                                                                                            737
Government Obligations                                              3.3%
 United Kingdom of Great Britain and Northern Ireland                              7.25%        12/7/07       1,400       2,248
 United Kingdom of Great Britain and Northern Ireland                              5.75%        12/7/09         275         415
 United Kingdom of Great Britain and Northern Ireland                              6.00%        12/7/28         200         345
 United Kingdom of Great Britain and Northern Ireland                              4.25%         6/7/32          50          67
                                                                                                                       --------
                                                                                                                          3,075
                                                                                                                       --------
Total British Sterling                                                                                                    3,812
----------------------------------------------------------------------------------------------------------------------------------

Canadian Dollar                                                    12.7%
Government Obligations                                             12.7%
 Dominion of Canada                                                                5.75%         9/1/06       6,190       4,035
 Province of Manitoba                                                              6.25%        6/22/05       6,000       3,946
 Province of Ontario                                                               5.90%         3/8/06       6,000       3,918
                                                                                                                       --------
Total Canadian Dollar                                                                                                    11,899
----------------------------------------------------------------------------------------------------------------------------------

Danish Krone                                                        1.8%
Corporate Bonds and Notes                                           1.8%
 Nykredit                                                                          6.00%        10/1/29      11,445       1,310
 Unikredit Realkredit                                                              6.00%         7/1/29       3,360         385
                                                                                                                       --------
Total Danish Krone                                                                                                        1,695
----------------------------------------------------------------------------------------------------------------------------------

Euro                                                               39.4%
Corporate Bonds and Notes                                           3.3%
 Hypothekenbank In Essen AG                                                        5.25%        1/17/11       3,280       2,872
 Powergen UK PLC                                                                   5.00%         7/8/09         300         247
                                                                                                                       --------
                                                                                                                          3,119
Government Obligations                                             36.1%
 Federal Republic of Germany                                                       5.50%         1/4/31      10,900       9,814
 French Republic                                                                   5.50%        4/25/29       4,425       3,935
 Hellenic Republic                                                                 6.30%        1/29/09       6,427       6,080
 Hellenic Republic                                                                 6.00%        5/19/10       2,524       2,342

Western Asset Non-U.S. Fixed Income Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of                     Maturity
                                                                 Net Assets        Rate        Date        Par/A/      Value
                                                               -------------------------------------------------------------------
Long-term Securities (continued)
Euro (continued)
Government Obligations (continued)
 Italian Republic                                                                  5.25%        11/1/29       1,200    $    984
 Italian Republic                                                                  6.00%         5/1/31       3,300       3,016
 Kingdom of Belgium                                                                5.50%        3/28/28       4,600       3,945
 Kingdom of the Netherlands                                                        5.50%        1/15/28       4,000       3,572
                                                                                                                       --------
                                                                                                                         33,688
                                                                                                                       --------
Total Euro                                                                                                               36,807
----------------------------------------------------------------------------------------------------------------------------------

New Zealand Dollar                                                 14.5%
Government Obligations                                             14.5%
 New Zealand                                                                       7.00%        7/15/09      15,900       6,860
 New Zealand                                                                       6.00%       11/15/11      16,550       6,664
                                                                                                                       --------
Total New Zealand Dollar                                                                                                 13,524
----------------------------------------------------------------------------------------------------------------------------------

Polish Zloty                                                       10.8%
Government Obligations                                             10.8%
 Republic of Poland                                                                8.50%        6/12/05      21,000       4,365
 Republic of Poland                                                                8.50%        2/12/06      27,000       5,679
                                                                                                                       --------
Total Polish Zloty                                                                                                       10,044
----------------------------------------------------------------------------------------------------------------------------------

Swedish Krona                                                       5.8%
Corporate Bonds and Notes                                           5.8%
 AB Spintab                                                                        5.75%        6/15/05      29,000       2,911
 Statens Bostadsfinansier AB                                                       5.50%       10/15/03      25,400       2,517
                                                                                                                       --------
Total Swedish Krona                                                                                                       5,428
Total Long-Term Securities
 (Identified Cost $85,394)                                                                                               83,209
----------------------------------------------------------------------------------------------------------------------------------

Western Asset Non-U.S. Fixed Income Portfolio


March 31, 2001
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------------
                                                                    % of
                                                                 Net Assets                                Par/A/      Value
                                                               -------------------------------------------------------------------
Short-Term Securities                                               5.0%
Repurchase Agreements                                               3.5%
State Street Bank & Trust Company
 3.00%, dated 3/30/01, to be repurchased at $3,275
 on 4/2/01 (Collateral: $3,350 Freddie Mac Notes,
 0% due 4/17/01, value $3,350)                                                                             $  3,274    $  3,274
                                                                                                                       --------

Options Purchased/C/                                                1.5%
 Euribor Call, December 2001, Strike EUR 96                                                                     511/B/      214
 Euribor Call, September 2001, Strike EUR 95                                                                    530/B/    1,113
 Euribor Call, September 2001, Strike EUR 96                                                                     85/B/       29
                                                                                                                       --------
                                                                                                                          1,356
                                                                                                                       --------
Total Short-Term Securities
 (Identified Cost $4,421)                                                                                                 4,630
----------------------------------------------------------------------------------------------------------------------------------
Total Investments
 (Identified Cost $89,815)                                         94.1%                                               $ 87,839
Other Assets Less Liabilities                                       5.9%                                                  5,546
                                                                                                                       --------

Net Assets Consisting of:
Accumulated paid-in capital applicable to 10,093 shares outstanding                                        $ 98,074
Overdistributed net investment income                                                                        (3,399)
Accumulated net realized gain/(loss) on investments, options,
 futures and foreign currency transactions                                                                   (3,619)
Unrealized appreciation/(depreciation) of investments, options,
 futures and foreign currency transactions                                                                    2,329
                                                                                                           --------

Net Assets                                                        100.0%                                               $ 93,385
                                                                                                                       ========
Net Asset Value Per Share                                                                                              $   9.25
                                                                                                                       ========
----------------------------------------------------------------------------------------------------------------------------------

/A/ Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency.
/B/  Represents actual number of contracts.
/C/ Options and futures are described in more detail in the notes to financial statements.

See Notes to Financial Statements

Statements of Operations




(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------
                                                          Year Ended March 31, 2001
                                 ---------------------------------------------------------------------------
                                                                              Western       Western
                                               Western                         Asset         Asset
                                  Western       Asset          Western       Inflation      Non-U.S.
                                   Asset         Core           Asset         Indexed         Fixed
                                    Core         Plus       Intermediate       Bond          Income
                                 Portfolio    Portfolio       Portfolio     Portfolio*      Portfolio
------------------------------------------------------------------------------------------------------------
Investment Income:
    Interest                     $ 50,472     $ 22,741        $ 28,359      $     92        $  4,217
    Dividends                       1,167          171             319            --              --
                                 --------     --------        --------      --------        --------
     Total income                  51,639       22,912          28,678            92           4,217
                                 --------     --------        --------      --------        --------
Expenses:
    Advisory fee                    3,139        1,422           1,619             2             311
    Distribution and service
     fees                               4           --              --            --              --
    Audit and legal fees              100           39              50            10              29
    Custodian fees                    319          203             122             4             165
    Directors' fees                    38           38              38             1              38
    Registration fees                  61           60              26             1              26
    Reports to shareholders            31            8              17            --               2
    Transfer agent and
     shareholder
     servicing expense                 40           16              22            --              16
    Other expenses                     17           16               7            --               3
                                 --------     --------        --------      --------        --------
                                    3,749        1,802           1,901            18             590
    Less:
     Fees waived                     (220)        (353)            (81)           (2)           (210)
     Fees reimbursed                   --           --              --           (14)             --
                                 --------     --------        --------      --------        --------
     Total expenses, net of
      waivers                       3,529        1,449           1,820             2             380
                                 --------     --------        --------      --------        --------

Net Investment income              48,110       21,463          26,858            90           3,837

Net Realized and Unrealized
 Gain (Loss)
  on Investments:
    Realized gain (loss) on:
     Investments                   11,835        5,964           6,459            --             316
     Options                        1,703          949          (1,051)           --              16
     Futures                       (1,331)       4,017           1,783            --              --
     Foreign currency
      transactions                     --       (1,275)             --            --          (2,599)
     Swaps                            444          248              --            --              --
                                 --------     --------        --------      --------        --------
                                   12,651        9,903           7,191            --          (2,267)
                                 --------     --------        --------      --------        --------
    Change in unrealized
     gain (loss) on:
     Investments, options,
      futures, swaps,
      and foreign currency
      transactions                 33,633       11,613          17,285           (22)          2,740
     Assets and liabilities
      denominated in
      foreign currency                 --            1              --            --               4
                                 --------     --------        --------      --------        --------
                                   33,633       11,614          17,285           (22)          2,744
                                 --------     --------        --------      --------        --------
Net realized and unrealized
 gain (loss) on investments        46,284       21,517          24,476           (22)            477
                                 --------     --------        --------      --------        --------
Change in net assets
 resulting from operations       $ 94,394     $ 42,980        $ 51,334      $     68        $  4,314
                                 ========     ========        ========      ========        ========
------------------------------------------------------------------------------------------------------------

*March 1, 2001 (commencement of operations) to March 31, 2001.


See Notes to Financial Statements

                     [This page intentionally left blank]

Statements of Changes in Net Assets



(Amounts in Thousands)

-----------------------------------------------------------------------------------------
                                     Western Asset                Western Asset
                                         Core                       Core Plus
                                       Portfolio                    Portfolio
                                  ---------------------        ---------------------
                                  Years Ended March 31,        Years Ended March 31,
                                    2001        2000             2001          2000
-----------------------------------------------------------------------------------------
Change in Net Assets:
   Net investment income         $ 48,110     $ 42,858        $ 21,463      $ 10,543

   Net realized gain (loss)
    on investments, options,
    futures, swaps, and foreign
    currency transactions          12,651       (9,565)          9,903        (2,790)

   Change in unrealized
    appreciation (depreciation)
    of investments, options,
    futures, swaps and assets
    and liabilities denominated
    in foreign currencies          33,633      (19,759)         11,614        (3,890)
                                 --------     --------        --------      --------
   Change in net assets
    resulting from operations      94,394       13,534          42,980         3,863

   Distributions to shareholders:
    From net investment income:
     Institutional Class          (48,023)     (51,083)        (21,542)      (12,009)
     Financial Intermediary
      Class                          (105)         (65)             --            --

    From net realized gain
     on investments:
     Institutional Class               --       (1,929)             --           (58)

   Change in net assets from
    Fund share transactions:
     Institutional Class          131,268        3,056         207,829       103,742
     Financial Intermediary
      Class                           314        1,492              --            --
                                 --------     --------        --------      --------
   Change in net assets           177,848      (34,995)        229,267        95,538

Net Assets:
   Beginning of year              650,494      685,489         215,184       119,646

   End of year                   $828,342     $650,494        $444,451      $215,184
                                 --------     --------        --------      --------

   Under/(over)distributed
    net investment income        $     --     $     --        $ (1,205)     $    149
                                 --------     --------        --------      --------
-----------------------------------------------------------------------------------------

*March 1, 2001 (commencement of operations) to March 31, 2001.



See Notes to Financial Statements

                             ---------------------------------------------------------------------------------------
                                     Western Asset                 Western Asset               Western Asset
                                      Intermediate               Inflation Indexed             Non-U.S. Fixed
                                       Portfolio                   Bond Portfolio*            Income Portfolio
                                  ---------------------        ---------------------       ---------------------
                                  Years Ended March 31,        Period Ended March 31,       Years Ended March 31,
                                    2001        2000                  2001                    2001          2000
                             ---------------------------------------------------------------------------------------

                                 $ 26,858    $ 20,022                $    90                $ 3,837        $ 3,337




                                    7,191      (7,570)                    --                 (2,267)        (2,868)






                                   17,285      (3,328)                   (22)                 2,744           (235)
                                 --------    --------                -------                -------        -------

                                   51,334       9,124                     68                  4,314            234



                                  (26,874)    (24,357)                   (90)                (6,015)        (3,371)

                                       --        (155)                    --                     --             --



                                       --          --                     --                     --           (897)



                                   57,306      76,785                 12,000                 32,560          1,202

                                       --      (3,667)                    --                     --             --
                                 --------    --------                -------                -------        -------
                                   81,766      57,730                 11,978                 30,859         (2,832)


                                  376,056     318,326                     --                 62,526         65,358

                                 $457,822    $376,056                $11,978                $93,385        $62,526
                                 --------    --------                -------                -------        -------


                                 $     86    $    110                $    --                $(3,399)       $ 1,379
                                 --------    --------                -------                -------        -------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

Financial Highlights



Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements. See Notes to Financial Statements

                                                                Investment Operations
                                                        --------------------------------------
                                                                      Net realized
                                                                     and Unrealized
                                                                     Gain (loss) on
                                                                       Investments,
                                           Net Asset                Options, Futures,   Total
                                             Value,        Net      Swaps, and Foreign   From
                                           Beginning   Investment       Currency      Investment
                                            of Year      Income       Transactions    Operations
------------------------------------------------------------------------------------------------
Western Asset Core Portfolio
 Institutional Class/A/
   Years Ended March 31,
   2001                                      $10.39     $0.73/I/         $ 0.70         $1.43
   2000                                       11.01      0.67/I/          (0.46)         0.21
   1999                                       11.59      0.64/I/          (0.01)         0.63
   Nine Months Ended March 31, 1998/B/        11.28      0.49/I/           0.49          0.98
   Years Ended June 30,
   1997                                       11.05      0.70/I/           0.19          0.89
   1996                                       11.22      0.67/I/          (0.14)         0.53

 Financial Intermediary Class
   Years Ended March 31,
   2001                                      $10.40     $0.70/J/         $ 0.70         $1.40
   2000/E/                                    10.69      0.45/J/          (0.25)         0.20

Western Asset Core Plus Portfolio
   Years Ended March 31,
   2001                                      $ 9.48     $0.66/K/         $ 0.59         $1.25
   2000                                        9.97      0.55/K/          (0.37)         0.18
   1999/F/                                    10.00      0.34/K/          (0.08)         0.26

Western Asset Intermediate Portfolio
 Institutional Class/A/
   Years Ended March 31,
   2001                                      $10.09     $0.68/L/         $ 0.56         $1.24
   2000                                       10.62      0.63/L/          (0.38)         0.25
   1999                                       10.85      0.58/L/           0.06          0.64
   Nine Months Ended March 31, 1998/B/        10.72      0.46/L/           0.23          0.69
   Years Ended June 30,
   1997                                       10.48      0.55/L/           0.30          0.85
   1996                                       10.74      0.54/L/          (0.01)         0.53

 Financial Intermediary Class
   Period Ended
    November 30, 1999/O/                     $10.61     $0.41/M/         $(0.33)        $0.08
   Year Ended March 31, 1999/G/               10.60      0.12/M/          (0.11)         0.01


--------------------------------------------------------------------------------
See Notes to Financial Statements

                                 Distributions                                             Ratios/Supplemental
                       --------------------------------------             --------------------------------------------------------
                                                                                                   Net
                                                                                               Investment                  Net
                                        From                                       Expenses      Income                   Assets
                           From         Net                  Net Asset                to           to                     End of
                            Net       Realized                 Value,               Average      Average    Portfolio      Year
                        Investment    Gain on       Total      End of     Total       Net          Net       Turnover       (in
                          Income    Investments  Distributions  Year     Return     Assets       Assets       Rate       thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Western Asset Core Portfolio
 Institutional Class/A/
   Years Ended March 31,
   2001                     $(0.73)    $   --      $(0.73)   $11.09    14.37%/I/     0.50%/I/      6.8%/I/       387.2%    $826,459
   2000                      (0.80)     (0.03)      (0.83)    10.39     1.99%/I/     0.50%/I/      6.3%/I/       260.4%     649,038
   1999                      (0.65)     (0.56)      (1.21)    11.01     5.61%/I/     0.50%/I/      5.7%/I/       484.3%     685,489
   Nine Months Ended
    March 31, 1998/B/        (0.53)     (0.14)      (0.67)    11.59   8.91%/I,C/   0.50%/I,D/    6.0%/I,D/   226.9%/D/      617,676
   Years Ended June 30,
   1997                      (0.65)     (0.01)      (0.66)    11.28     8.27%/I/     0.50%/I/      6.4%/I/       384.8%     508,353
   1996                      (0.66)     (0.04)      (0.70)    11.05     4.86%/I/     0.50%/I/      6.3%/I/       266.0%     453,699

 Financial Intermediary Class
   Years Ended March 31,
   2001                     $(0.70)    $   --      $(0.70)   $11.10    13.96%/J/     0.75%/J/      6.6%/J/       387.2%    $  1,883
   2000/E/                   (0.49)        --       (0.49)    10.40     1.97%/J,C/   0.75%/J,D/    6.2%/J,D/     260.4%/D/    1,456

Western Asset Core Plus Portfolio
   Years Ended March 31,
   2001                     $(0.66)    $   --      $(0.66)   $10.07    13.73%/K/     0.46%/K/      6.8%/K/       432.8%    $444,451
   2000                      (0.67)        --       (0.67)     9.48     1.95%/K/     0.50%/K/      6.2%/K/       315.9%     215,184
   1999/F/                   (0.22)     (0.07)      (0.29)     9.97     2.58%/K,C/   0.50%/K,D/    5.4%/K,D/     565.7%/D/  119,646

Western Asset Intermediate Portfolio
 Institutional Class/A/
   Years Ended March 31,
   2001                     $(0.68)    $   --      $(0.68)   $10.65    12.79%/L/     0.45%/L/      6.6%/L/       328.4%    $457,822
   2000                      (0.78)        --       (0.78)    10.09     2.49%/L/     0.45%/L/      6.3%/L/       440.8%     376,056
   1999                      (0.57)      (0.30)     (0.87)    10.62     6.01%/L/     0.45%/L/      5.5%/L/       389.6%     314,534
   Nine Months Ended
    March 31, 1998/B/        (0.46)      (0.10)     (0.56)    10.85     6.59%/L,C/   0.45%/L,D/    5.8%/L,D/     401.4%/D/  293,531
   Years Ended June 30,
   1997                      (0.54)      (0.07)     (0.61)    10.72     8.32%/L/     0.45%/L/      6.3%/L/       419.3%     224,497
   1996                      (0.54)      (0.25)     (0.79)    10.48     5.15%/L/     0.50%/L/      6.3%/L/       841.3%      66,079

 Financial Intermediary Class
   Period Ended
    November 30, 1999/O/    $(0.43)     $   --     $(0.43)    $10.26    0.81%/M,C/   0.70%/M,D/    5.9%/M,D/     440.8%/D/  $    --
    Year Ended
     March 31, 1999/G/          --          --        --       10.61    0.09%/M,C/   0.70%/M,D/    5.2%/M,D/     389.6%/D/    3,792


--------------------------------------------------------------------------------
See Notes to Financial Statements

                                                                Investment Operations
                                                        --------------------------------------
                                                                      Net realized
                                                                     and Unrealized
                                                                     Gain (loss) on
                                                                       Investments,
                                           Net Asset                Options, Futures,   Total
                                             Value,        Net         and Foreign      From
                                           Beginning   Investment       Currency      Investment
                                            of Year      Income       Transactions    Operations
------------------------------------------------------------------------------------------------
Western Asset Inflation
 Indexed Bond Portfolio
   Period Ended March 31,
   2001/P/                                   $10.00     $0.08/N/         $(0.02)        $0.06

Western Asset Non-U.S Fixed
 Income Portfolio
   Years Ended March 31,
   2001                                      $ 9.59     $0.59/Q/         $(0.05)        $0.54
   2000                                       10.21      0.49/Q/          (0.47)         0.02
   1999/H/                                    10.00      0.30/Q/           0.31          0.61


--------------------------------------------------------------------------------
/A/ All per share figures for the Institutional Class reflect the 10 for 1 stock split effective May 29, 1998.
/B/  The Fund's year end changed from June 30 to March 31.
/C/  Not annualized
/D/  Annualized
/E/  For the period July 22, 1999 (commencement of operations) to March 31,
     2000.
/F/ For the period July 8, 1998 (commencement of operations) to March 31, 1999. /G/ For the period January 7, 1999 (commencement of operations) to March 31,
     1999.
/H/  For the period July 15, 1998 (commencement of operations) to March 31,
     1999.
/I/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.53%; 0.51%; 0.50% and 0.50% for the years ended March 31, 2001, 2000, 1999 and the nine months ended March 31, 1998, and 0.50% and 0.53% for the years ended June 30, 1997, and 1996, respectively.
/J/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.75%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.78% for the year ended March 31, 2001, and 0.76% for the period July 2 (commencement of operations) to March 31, 2000.
/K/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% to June 30, 2000 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.57%; 0.65% for the years ended March 31, 2001, 2000 and 0.65% for the period July 8, 1998 (commencement of operations) to March 31, 1999.

--------------------------------------------------------------------------------
See Notes to Financial Statements

                                 Distributions                                             Ratios/Supplemental
                       --------------------------------------             --------------------------------------------------------
                                                                                                   Net
                                                                                               Investment                  Net
                                        From                                       Expenses      Income                   Assets
                           From         Net                  Net Asset                to           to                     End of
                            Net       Realized                 Value,               Average      Average    Portfolio      Year
                        Investment    Gain on       Total      End of     Total       Net          Net       Turnover       (in
                          Income    Investments  Distributions  Year     Return     Assets       Assets       Rate       thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Western Asset Inflation
 Indexed Bond Portfolio
   Period Ended March 31,
   2001/P/                $(0.08)      $   --       $(0.08)    $ 9.98   0.55%/N,C/  0.25%/N,D/  8.9%/N,D/     --%/D/      $11,978

Western Asset Non-U.S Fixed
 Income Portfolio
   Years Ended March 31,
   2001                   $(0.88)      $   --       $(0.88)    $ 9.25   6.31%/Q/    0.55%/Q/    5.6%/Q/    263.4%         $93,385
   2000                    (0.50)       (0.14)       (0.64)      9.59   0.57%/Q/    0.55%/Q/    4.9%/Q/    347.1%          62,526
   1999/H/                 (0.20)       (0.20)       (0.40)     10.21   5.81%/Q,C/  0.55%/Q,D/  4.1%/Q,D/  388.0%/D/       65,358


--------------------------------------------------------------------------------
/L/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% until August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.47%, 0.48% and 0.48% for the years ended March 31, 2001, 2000 and 1999,
    0.52% for the nine months ended March 31, 1998, and 0.55%, and 1.03% for the years ended June 30, 1997, and 1996.
/M/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.70%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.74% for the period ending November 30, 1999 (liquidation of Financial Intermediary Class) and 0.73% for the period January 7, 1999 (commencement of operations) to March 31, 1999.
/N/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.25%. In the absence of this limitation , the ratio of expenses to average net assets would have been 2.03% for the period March 1, 2001 (commencement of operations) to March 31, 2001.
/O/ Liquidation of Financial Intermediary Class of shares
/P/ For the period March 1, 2001 (commencement of operations) to March 31,
    2001.
/Q/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.55%. In the absence of this limitation , the ratio of expenses to average net assets would have been 0.85% and 0.83% for the years ended March 31, 2001, and 2000; and 0.85% for the period July 15, 1998 (commencement of operations) to March 31, 1999.

--------------------------------------------------------------------------------
See Notes to Financial Statements

Notes to Financial Statements
(Amounts in Thousands)

1.  Significant Accounting Policies:

LM Institutional Fund Advisors I, Inc. ("Corporation"), consisting of the Western Asset Core Portfolio ("Core"), the Western Asset Core Plus Portfolio ("Core Plus"), the Western Asset Intermediate Portfolio ("Intermediate"), Western Asset Inflation Indexed Bond Portfolio ("Inflation Indexed") and the Western Asset Non-U.S. Fixed Income Portfolio ("Non-U.S.") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. The Corporation was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters. Effective May 31, 2001, the Corporation will change its name to Western Asset Funds, Inc.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class of Intermediate and Core commenced operations on January 7, 1999 and July 22, 1999, respectively.

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day for a comparable position, or, in the absence of any such sales, the mean between representative bid and asked prices obtained from a quotation reporting system. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors or persons acting at their direction. In determining fair value, the Board and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

Foreign Currency Transactions

Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Distributions to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. As of March 1, 2000, dividends from net investment income are declared daily and paid monthly for each Fund except Non-U.S., which declares and pays dividends quarterly. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within each Fund's capital accounts to reflect income and gains available for distribution under tax regulations. At March 31, 2001, accrued dividends payable were as follows:Core, $194, Core Plus $254, Intermediate $338, Inflation Indexed $90, and Non-US$0.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed income securities, and classify gains and losses realized on prepayments received on paydown securities presently included in realized gain/loss, as part of interest income. Upon initial adoption, the Funds will be required to adjust the cost of

(Amounts in Thousands)

their fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statements of Operations. The Funds have not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2001, receivables for securities sold and payables for securities purchased for each Fund were as follows:


                                    Receivable For           Payable For
                                    Securities Sold      Securities Purchased
                                    ---------------      --------------------
             Core                      $188,960               $384,999
             Core Plus                  108,975                212,745
             Intermediate                26,243                 36,556
             Inflation Indexed               --                     --
             Non-U.S.                    13,781                 14,877

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Funds intend to qualify, or to continue to qualify as regulated investment companies and distribute all of their taxable income to their shareholders.

2.  Financial Instruments:

Repurchase Agreements

As part of their investment programs, the Funds utilize repurchase agreements. All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Exchange Contracts

Core Plus and Non-U.S. may enter into forward foreign currency exchange contracts to help manage their currency exposure. These contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' securities, but it does establish a rate of exchange that can be achieved in the future. These contracts involve market risk in excess of amounts reflected in the Financial Statements. Although contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency exchange contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

(Amounts in Thousands)

Outstanding contracts at March 31, 2001, were as follows:


Core Plus

                             Contract to
  Settlement     ------------------------------------   Appreciation/
     Date            Receive            Deliver        (Depreciation)
 ------------    ----------------   -----------------   -------------
   4/23/01         CAD      1,887   USD       1,262       $  (66)
   4/23/01         USD      3,484   CAD       5,234          166
   4/23/01         EUR      1,311   USD       1,225          (71)
   4/23/01         USD     15,086   EUR      16,088          930
   4/23/01         USD      4,032   NZD       9,266          298
   4/23/01         USD      1,225   PLN       5,111          (15)
   4/23/01         USD      1,877   SEK      17,729          168
                                                          ------
                                                          $1,410
                                                          ======
Non-U.S.

                             Contract to
  Settlement     ------------------------------------   Appreciation/
     Date            Receive            Deliver        (Depreciation)
 ------------    ----------------   -----------------   -------------
   4/23/01         CAD      7,293   USD        4,878        $ (253)
   4/23/01         USD     12,623   CAD       18,960           600
   4/23/01         EUR      5,662   USD        5,290          (308)
   4/23/01         USD     36,890   EUR       39,123         2,467
   4/23/01         GBP        224   USD          323            (5)
   4/23/01         USD      4,118   GBP        2,760           203
   4/23/01         PLN        576   USD          138             1
   4/23/01         USD      5,290   PLN       22,073           (62)
   4/23/01         USD      1,792   DKK       14,027           118
   4/23/01         USD     14,040   NZD       32,269         1,037
   4/23/01         USD      5,831   SEK       55,074           521
   6/25/01         EUR        253   USD          223             1
                                                            ------
                                                            $4,320
                                                            ======

Option Transactions

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Activity in call and put options during the period was as follows:


                                                     Calls                     Puts
                                             ---------------------    ---------------------
Core                                         Contracts    Premiums    Contracts    Premiums
                                             ---------    --------    ---------    --------
 Options outstanding at March 31, 2000           1,150     $   687          366     $   307
 Options written                                11,816       6,346        7,910       3,390
 Options closed                                 (6,150)     (3,900)      (2,853)     (1,927)
 Options expired                                (5,100)     (2,110)      (2,213)       (975)
 Options exercised                                 (86)        (43)          --          --
                                             ---------    --------    ---------    --------
 Options outstanding at March 31, 2001           1,630     $   980        3,210     $   795
                                             =========    ========    =========    ========


                                                     Calls                     Puts
                                             ---------------------    ---------------------
Core Plus                                    Contracts    Premiums    Contracts    Premiums
                                             ---------    --------    ---------    --------
 Options outstanding at March 31, 2000             301     $   178          102     $    85
 Options written                             2,405,831       3,057      752,778       1,574
 Options closed                             (2,402,458)     (1,595)    (751,425)       (939)
 Options expired                                (2,518)       (991)        (929)       (376)
 Options exercised                                (241)       (105)          --          --
                                             ---------    --------    ---------    --------
 Options outstanding at March 31, 2001             915     $   544          526     $   344
                                             =========    ========    =========    ========

(Amounts in Thousands)

                                                     Calls                     Puts
                                             ---------------------    ---------------------
Intermediate                                 Contracts    Premiums    Contracts    Premiums
                                             ---------    --------    ---------    --------
 Options outstanding at March 31, 2000             467     $   237          137     $   128
 Options written                                   493         159        1,150         319
 Options closed                                   (579)       (295)        (328)       (244)
 Options expired                                   (83)        (32)        (111)        (27)
 Options exercised                                  --          --           --          --
                                              --------     -------     --------     -------
 Options outstanding at March 31, 2001             298     $    69          848     $   176
                                              ========     =======     ========     =======

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

The following is a summary of open interest rate swap contracts outstanding at March 31, 2001.



Core:                                                                                                 Unrealized
Notional Amount                                     Description                                Appreciation/(Depreciation)
--------------                                      -----------                                --------------------------
USD $23,250                       Agreement with Goldman Sachs & Co. terminating March 9, 2031            $393
                                  to pay a fixed rate 6.174% semi-annually and to receive 3 month
                                  LIBOR (London Interbank Offer Rate) quarterly




Core Plus:                                                                                            Unrealized
Notional Amount                                     Description                                Appreciation/(Depreciation)
--------------                                      -----------                                --------------------------
USD $13,000                       Agreement with Goldman Sachs & Co. terminating March 9, 2031            $219
                                  to pay a fixed rate 6.174% semi-annually and to receive 3 month
                                  LIBOR (London Interbank Offer Rate) quarterly

Futures

Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S., payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which is holding cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed.

Each Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at March 31, 2001, are described at the end of the "Statement of Net Assets" of each Fund.

3.  Portfolio Transactions:
For the year ended March 31, 2001, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                 Sales
                            -----------------------   -----------------------
                            U.S. Gov't     Other      U.S. Gov't     Other
                            Securities   Securities   Securities   Securities
                            ----------   ----------   ----------   ----------
     Core                   $2,923,316     $245,738   $2,832,433     $168,859
     Core Plus               1,344,295      319,426    1,231,833      171,063
     Intermediate            1,049,668      231,442    1,027,448      193,397
     Inflation Indexed          11,540           --           --           --
     Non-U.S.                       --      198,369        5,757      164,557

(Amounts in Thousands)

At March 31, 2001, the cost of securities, gross unrealized appreciation and gross unrealized depreciation for federal income tax purposes were as follows:

                                                                             Net
                                                                         Appreciation
                               Cost      Appreciation   Depreciation    (Depreciation)
                            ----------   ------------   -------------   --------------
     Core                   $1,001,469        $16,101        $(6,027)         $10,074
     Core Plus                 540,826          8,325         (3,268)           5,057
     Intermediate              451,805         13,450         (2,290)          11,160
     Inflation Indexed          11,963             10            (32)             (22)
     Non-U.S.                   90,055            546         (2,762)          (2,216)


Unused capital loss carryforwards for federal income tax purposes at March 31, 2001, were as follows: Core, $6,123 which expires in 2008; Intermediate $1,385 which expires in 2008; and Non-US, $3,171 which expires in 2008.

4.  Fund Share Transactions:

At March 31, 2001, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows (all Institutional Class share amounts for Core and Intermediate reflect the 10 for 1 stock split effective May 29, 1998):



                                                         Reinvestment
                                         Sold         of Distributions        Repurchased               Net change
                                  -----------------   -----------------   ----------------------     -------------------
                                  Shares    Amount    Shares    Amount     Shares       Amount       Shares      Amount
                                  ------   --------   ------   -------    --------     ---------     -------    --------
Core
Institutional Class
Years ended March 31,
 2001                             29,213   $313,221    4,471   $47,542     (21,654)    $(229,495)     12,030    $131,268
                                  ------   --------   ------   -------    --------     ---------     -------    --------
 2000                              6,977     74,066    4,571    48,097     (11,322)     (119,107)        226       3,056
                                  ------   --------   ------   -------    --------     ---------     -------    --------

Financial Intermediary Class
Year ended March 31,
 2001                                 19   $    204       11   $   110          --     $      --          30    $   314
                                  ------   --------   ------   -------    --------     ---------     -------    --------
July 22, 1999* to
 March 31, 2000                      134      1,431        6        61          --            --         140       1,492
                                  ------   --------   ------   -------    --------     ---------     -------    --------
Core Plus
Years ended March 31
 2001                             24,136   $233,261    2,059   $19,996      (4,742)    $ (45,428)     21,453    $207,829
                                  ------   --------   ------   -------    --------     ---------     -------    --------
 2000                             11,868    114,874    1,200    11,491      (2,377)      (22,623)     10,691     103,742
                                  ------   --------   ------   -------    --------     ---------     -------    --------
Intermediate
Institutional Class
Years ended March 31,
 2001                             17,758   $180,938    2,332   $23,947     (14,394)    $(147,579)      5,696    $ 57,306
                                  ------   --------   ------   -------    --------     ---------     -------    --------
 2000                             16,358    167,017    2,223    22,750     (10,927)     (112,982)      7,654      76,785
                                  ------   --------   ------   -------    --------     ---------     -------    --------
Financial Intermediary Class
Period ended
 November 30, 1999/A/                 --         --   $   15   $   155        (372)    $  (3,822)       (357)   $ (3,667)
                                  ------   --------   ------   -------    --------     ---------     -------    --------
Inflation Indexed
March 1, 2001* to March 31,
2001                               1,200   $ 12,000       --        --    $     --            --     $ 1,200     $12,000
                                  ------   --------   ------   -------    --------     ---------     -------    --------
Non-U.S.
Years ended March 31,
 2001                              3,038   $ 27,820      675   $ 6,013        (140)    $  (1,273)      3,573    $ 32,560
                                  ------   --------   ------   -------    --------     ---------     -------    --------
 2000                              1,029      9,754      444     4,268      (1,357)      (12,820)        116       1,202
                                  ------   --------   ------   -------    --------     ---------     -------    --------
------------------------------------------------------------------------------------------------------------------------

*  Commencement of operations.
/A/  Liquidation of Financial Intermediary Class of Shares.

(Amounts in Thousands)

5.  Securities Loaned:

Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities.

At March 31, 2001, the market value of securities on loan to broker-dealers was $112,839 and $32,278 for Core and Intermediate, respectively. Cash collateral received was $116,409 and $33,353 for Core and Intermediate, respectively. Such collateral is in the possession of each Fund's custodian. As with other extensions of credit, each Fund may bear the risk of delay in recovery should the borrower of the securities fail financially.

6.  Transactions with Affiliates:

Each Fund has a management agreement with LM Institutional Advisors, Inc. ("LMIA"). Western Asset Management Company ("Western Asset") is the investment adviser to Core, Core Plus, Intermediate and Inflation Indexed. Western Asset Management Company Limited ("WAML") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMIA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets as follows: ranging from 0.45% of the first $500 million to 0.40% over $1 billion for Core and Core Plus, 0.40% for Intermediate, 0.20% for Inflation Indexed and 0.45% for Non-U.S. LMIA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Core and Core Plus, 0.35% of average daily net assets for Intermediate and 0.15% of average daily net assets for Inflation Indexed. LMIA pays WAML a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Non-U.S. At March 31, 2001, $279, $123, $150, $0, and $10 was due to LMIA for Core, Core Plus, Intermediate, Inflation Indexed and Non-U.S., respectively. LMIA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund's average daily net assets as follows for Institutional Class: 0.50% for Core; 0.45% for Core Plus; 0.25% for Inflation Indexed, 0.45% for Intermediate and 0.55% for Non-U.S.; and for Financial Intermediary Class: 0.75% for Core and 0.70% for Intermediate.

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, and Arroyo Seco, Inc. serve as distributors of the Funds' shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At March 31, 2001, $0 was due to LMWW from Core. Arroyo Seco, Inc. receives no payments from the Funds in connection with the offer or sale of their shares.

Western Asset and WAMLare wholly owned subsidiaries of LeggMason, Inc.

Report of Independent Accountants

To the Board of Directors of LM Institutional Fund Advisors I, Inc.
and Shareholders of Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Intermediate Portfolio, Western Asset Inflation Indexed Bond Portfolio and Western Asset Non-U.S. Fixed Income Portfolio:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Intermediate Portfolio, Western Asset Inflation Indexed Bond Portfolio and Western Asset Non-U.S. Fixed Income Portfolio (five of the Portfolios comprising LM Institutional Fund Advisors I, Inc., hereafter referred to as the "Funds") at March 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
May 8, 2001

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

                     [This page intentionally left blank]

LM Institutional Fund Advisors I, Inc.

Investment Manager
LMInstitutional Advisors, Inc.
P.O. Box 17635
Baltimore,Maryland 21297-1635
1-888-425-6432

Investment Advisers
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105

Western Asset Management Company Limited
155 Bishopgate
London, England EC2N3TY



           This report is not to be distributed unless preceded or
                         accompanied by a prospectus.
                   Legg Mason Wood Walker, Inc., Distributor